UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:             811-08979

Victory Variable Insurance Funds

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

June 30, 2021

Semi Annual Report

Victory Variable Insurance Funds

Victory Sophus Emerging Markets VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	24
Proxy Voting and Portfolio Holdings Information	24
Expense Example	24
Liquidity Risk Management Program	25
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Tencent Holdings Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.8%
Alibaba Group Holding Ltd.	4.2%
Infosys Ltd.	2.0%
SK Hynix, Inc.	1.6%
China Merchants Bank Co. Ltd., Class H	1.6%
NetEase, Inc.	1.3%
Sberbank of Russia PJSC	1.3%
MediaTek, Inc.	1.3%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Brazil (6.4%):
Communication Services (0.5%):
TIM SA	91,155	$211,336
Consumer Discretionary (1.0%):
Lojas Quero Quero SA	38,500	177,358
Petrobras Distribuidora SA	52,200	280,040
		457,398
Consumer Staples (0.5%):
SLC Agricola SA	23,500	242,504
Financials (0.9%):
B3 SA - Brasil Bolsa Balcao	128,100	433,250
Industrials (1.0%):
Randon SA Implementos e Participacoes, Preference Shares	77,800	212,287
SIMPAR SA	23,093	258,271
		470,558
Materials (2.1%):
Duratex SA	49,500	236,890
Klabin SA (a)	45,100	238,867
Vale SA	22,800	519,203
		994,960
Utilities (0.4%):
Neoenergia SA	52,300	182,669
		2,992,675
Canada (0.5%):
Energy (0.5%):
Parex Resources, Inc. (a)	13,311	222,315
Chile (0.5%):
Financials (0.5%):
Banco de Chile	2,252,538	222,461
Banco de Credito e Inversiones SA	1	42
		222,503
China (33.5%):
Communication Services (8.4%):
Baidu, Inc., ADR (a)	2,458	501,186
NetEase, Inc., ADR	5,292	609,903
Tencent Holdings Ltd.	37,030	2,788,154
		3,899,243

See notes to financial statements.

4

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (7.5%):
Alibaba Group Holding Ltd., ADR (a)	8,698	$1,972,532
China Yongda Automobiles Services Holdings Ltd.	137,000	245,197
JD.com, Inc., ADR (a)	5,792	462,260
Jiumaojiu International Holdings Ltd. (b)	66,000	269,769
Meituan, Class B (a) (b)	13,600	561,030
		3,510,788
Consumer Staples (1.7%):
By-health Co. Ltd., Class A	41,100	209,137
China Feihe Ltd. (b)	112,000	241,481
Wuliangye Yibin Co. Ltd., Class A (a)	6,900	317,548
		768,166
Energy (0.5%):
China Oilfield Services Ltd., Class H	264,000	236,509
Financials (3.2%):
China Merchants Bank Co. Ltd., Class H	87,000	741,102
Ping An Insurance Group Co. of China Ltd.	37,500	366,587
Postal Savings Bank of China Co. Ltd., Class H (a) (b)	582,000	391,401
		1,499,090
Health Care (2.6%):
Hygeia Healthcare Holdings Co. Ltd. (b)	27,000	354,470
Pharmaron Beijing Co. Ltd., Class H (b)	11,200	298,220
Wuxi Biologics Cayman, Inc. (a) (b)	29,395	538,245
		1,190,935
Industrials (3.2%):
Airtac International Group	8,000	308,187
COSCO SHIPPING Holdings Co. Ltd., Class H (a) (c)	178,000	447,303
Hangcha Group Co. Ltd., Class A	57,000	159,845
Luxshare Precision Industry Co. Ltd., Class A (a)	36,800	261,875
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	311,000	325,538
		1,502,748
Information Technology (2.8%):
Chinasoft International Ltd.	294,000	534,763
WUS Printed Circuit Kunshan Co. Ltd., Class A (a)	113,200	270,916
Xiaomi Corp., Class B (a) (b)	83,800	291,457
Yonyou Network Technology Co. Ltd., Class A	43,200	222,142
		1,319,278
Materials (2.0%):
China Hongqiao Group Ltd.	240,000	324,993
China Molybdenum Co. Ltd., Class H	444,000	263,105
Wanhua Chemical Group Co. Ltd., Class A	21,600	363,525
		951,623
Real Estate (0.8%):
Shimao Services Holdings Ltd. (b)	101,531	349,956

See notes to financial statements.

5

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (0.8%):
China Gas Holdings Ltd.	44,000	$134,040
China Longyuan Power Group Corp. Ltd., Class H	140,000	241,046
		375,086
		15,603,422
Greece (1.0%):
Financials (0.5%):
National Bank of Greece SA (a)	74,547	212,448
Industrials (0.5%):
Mytilineos SA	12,734	231,599
		444,047
Hong Kong (2.4%):
Consumer Discretionary (0.5%):
JS Global Lifestyle Co. Ltd. (b)	81,500	229,453
Financials (0.8%):
BOC Hong Kong Holdings Ltd.	107,000	362,666
Industrials (0.5%):
Pacific Basin Shipping Ltd. (a)	632,000	254,634
Information Technology (0.6%):
ASM Pacific Technology Ltd.	21,400	289,897
		1,136,650
India (8.6%):
Energy (0.9%):
Hindustan Petroleum Corp. Ltd.	106,565	420,902
Financials (2.7%):
Cholamandalam Investment and Finance Co. Ltd.	47,162	326,290
Federal Bank Ltd. (a)	263,686	309,724
HDFC Bank Ltd., ADR (a)	4,045	295,771
LIC Housing Finance Ltd.	54,870	347,678
		1,279,463
Health Care (1.2%):
Divi's Laboratories Ltd. (a)	4,572	271,348
Dr. Reddy's Laboratories Ltd.	3,780	276,405
		547,753
Information Technology (2.0%):
Infosys Ltd., ADR	43,297	917,463
Materials (1.8%):
Dalmia Bharat Ltd. (a)	6,576	167,646
NMDC Ltd.	149,361	371,025
Tata Steel Ltd.	17,783	279,822
		818,493
		3,984,074

See notes to financial statements.

6

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Indonesia (0.4%):
Financials (0.4%):
PT Bank Negara Indonesia Persero Tbk	615,400	$196,970
Isle of Man (0.0%): (d)
Real Estate (0.0%):
NEPI Rockcastle PLC	1	7
Korea, Republic Of (16.3%):
Communication Services (1.9%):
LG Uplus Corp.	29,358	400,319
NAVER Corp.	1,369	508,061
		908,380
Financials (2.9%):
DB Insurance Co. Ltd.	5,101	248,435
Hana Financial Group, Inc.	9,695	397,368
Samsung Securities Co. Ltd.	6,832	272,601
Woori Financial Group, Inc.	41,154	419,039
		1,337,443
Health Care (1.4%):
Hugel, Inc. (a)	1,177	250,966
InBody Co. Ltd.	5,489	147,250
Samsung Biologics Co. Ltd. (a) (b)	337	251,130
		649,346
Industrials (3.0%):
CJ Corp.	2,298	218,169
CJ Logistics Corp. (a)	1,300	204,177
Hanwha Aerospace Co. Ltd.	7,616	317,691
Hyundai Engineering & Construction Co. Ltd.	7,059	365,468
LG Corp.	3,050	277,526
		1,383,031
Information Technology (6.4%):
Samsung Electronics Co. Ltd.	31,434	2,250,539
SK Hynix, Inc.	6,701	756,433
		3,006,972
Materials (0.7%):
PI Advanced Materials Co. Ltd.	6,246	304,405
		7,589,577
Luxembourg (0.8%):
Materials (0.8%):
Ternium SA, ADR	10,036	385,985
Malaysia (1.0%):
Consumer Discretionary (0.5%):
MR DIY Group M Bhd (b)	254,600	220,392

See notes to financial statements.

7

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (0.5%):
Public Bank Bhd	225,900	$223,745
		444,137
Mexico (3.1%):
Consumer Discretionary (0.8%):
Alsea SAB de CV (a)	107,485	191,301
Betterware de Mexico SAB de CV	3,096	154,862
		346,163
Financials (0.3%):
Grupo Financiero Banorte SAB de CV, Class O	8,334	53,845
Regional SAB de CV	16,997	99,981
		153,826
Industrials (0.6%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	13,120	252,035
Materials (0.9%):
Cemex SAB de CV, ADR (a)	50,689	425,788
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	125,903	244,992
		1,422,804
Russian Federation (2.5%):
Consumer Discretionary (0.7%):
Detsky Mir PJSC (b)	156,920	324,678
Energy (0.5%):
Rosneft Oil Co. PJSC, GDR	33,576	260,413
Financials (1.3%):
Sberbank of Russia PJSC, ADR	35,371	587,760
		1,172,851
Saudi Arabia (0.5%):
Financials (0.5%):
The Saudi National Bank	16,158	248,219
Singapore (0.5%):
Communication Services (0.5%):
Sea Ltd., ADR (a)	910	249,886
South Africa (3.8%):
Communication Services (1.0%):
MTN Group (a)	65,844	475,946
Consumer Discretionary (0.8%):
Mr. Price Group Ltd.	18,334	269,373
The Foschini Group Ltd.	7,020	78,224
		347,597

See notes to financial statements.

8

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (1.2%):
Absa Group Ltd. (a)	29,715	$282,409
Capitec Bank Holdings Ltd.	2,483	292,847
		575,256
Materials (0.8%):
Impala Platinum Holdings Ltd.	23,875	392,891
		1,791,690
Taiwan (13.3%):
Consumer Discretionary (0.5%):
Gourmet Master Co. Ltd. (a)	31,000	189,669
Topkey Corp.	9,000	50,701
		240,370
Financials (0.9%):
Yuanta Financial Holding Co. Ltd.	462,040	444,939
Industrials (1.7%):
China Airlines Ltd. (a)	347,000	237,394
Evergreen Marine Corp. Taiwan Ltd. (a)	78,000	550,999
		788,393
Information Technology (9.6%):
Hon Hai Precision Industry Co. Ltd.	83,000	333,275
MediaTek, Inc.	17,000	586,319
Nanya Technology Corp.	153,000	437,287
Taiwan Semiconductor Manufacturing Co. Ltd.	128,259	2,762,694
Walsin Technology Corp.	44,000	358,899
		4,478,474
Materials (0.6%):
Formosa Plastics Corp.	72,000	266,093
		6,218,269
Thailand (1.9%):
Energy (0.7%):
PTT PCL (c)	267,400	328,169
Financials (0.7%):
The Siam Commercial Bank PCL	98,700	302,349
Real Estate (0.5%):
AP Thailand PCL	927,700	241,948
		872,466
Turkey (1.6%):
Communication Services (0.5%):
Turk Telekomunikasyon A/S	280,100	213,735
Consumer Discretionary (0.0%): (d)
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1	1
Consumer Staples (0.4%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S	66,228	169,516

See notes to financial statements.

9

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (0.4%):
Turkiye Sise ve Cam Fabrikalari A/S	224,669	$197,404
Information Technology (0.3%):
Logo Yazilim Sanayi Ve Ticaret A/S	41,728	159,506
		740,162
United Kingdom (0.9%):
Materials (0.9%):
Anglo American PLC	10,592	421,441
Total Common Stocks (Cost $32,119,852)		46,360,150
Collateral for Securities Loaned^ (1.1%)
United States (1.1%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (e)	10,631	10,631
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	287,962	287,962
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	5,305	5,305
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	42,304	42,304
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	190,206	190,206
Total Collateral for Securities Loaned (Cost $536,408)		536,408
Total Investments (Cost $32,656,260) — 100.6%		46,896,558
Liabilities in excess of other assets — (0.6)%		(297,719)
NET ASSETS — 100.00%		$46,598,839

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $4,321,682 and amounted to 9.3% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory Sophus Emerging Markets VIP Series
Assets:
Investments, at value (Cost $32,656,260)	$46,896,558	(a)
Foreign currency, at value (Cost $42,433)	42,376
Cash	235,532
Receivables:
Interest and dividends	78,919
Capital shares issued	855
Investments sold	381,513
Reclaims	550
Foreign capital gains taxes	44,932
From Adviser	1,685
From Custodian	9,771
Prepaid expenses	237
Total Assets	47,692,928
Liabilities:
Payables:
Collateral received on loaned securities	536,408
Investments purchased	403,131
Capital shares redeemed	15,694
Accrued foreign capital gains taxes	74,298
Accrued expenses and other payables:
Investment advisory fees	38,322
Administration fees	2,386
Custodian fees	10,488
Transfer agent fees	57
Compliance fees	25
Other accrued expenses	13,280
Total Liabilities	1,094,089
Net Assets:
Capital	26,464,431
Total accumulated earnings/(loss)	20,134,408
Net Assets	$46,598,839
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	2,379,994
Net asset value:	$19.58

(a)  Includes $509,038 of securities on loan.

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

Victory Sophus Emerging Markets VIP Series
Investment Income:
Dividends	$479,511
Interest	41
Securities lending (net of fees)	758
Foreign tax withholding	(51,202)
Total Income	429,108
Expenses:
Investment advisory fees	234,354
Administration fees	13,144
Sub-Administration fees	8,232
Custodian fees	32,150
Transfer agent fees	171
Trustees' fees	2,077
Compliance fees	173
Legal and audit fees	14,626
Interest fees	146
Other expenses	16,560
Total Expenses	321,633
Expenses waived/reimbursed by Adviser	(5,049)
Net Expenses	316,584
Net Investment Income (Loss)	112,524
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	4,940,668
Foreign taxes on realized gains	(743)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(467,418)
Net change in accrued foreign taxes on unrealized gains	(70,799)
Net realized/unrealized gains (losses) on investments	4,401,708
Change in net assets resulting from operations	$4,514,232

See notes to financial statements.

12

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets VIP Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$112,524	$190,863
Net realized gains (losses) from investments	4,939,925	939,470
Net change in unrealized appreciation/depreciation on investments	(538,217)	4,745,613
Change in net assets resulting from operations	4,514,232	5,875,946
Change in net assets resulting from distributions to shareholders	—	(1,152,495)
Change in net assets resulting from capital transactions	(2,934,919)	(4,274,877)
Change in net assets	1,579,313	448,574
Net Assets:
Beginning of period	45,019,526	44,570,952
End of period	$46,598,839	$45,019,526
Capital Transactions:
Proceeds from shares issued	$1,646,142	$1,478,925
Distributions reinvested	—	1,152,495
Cost of shares redeemed	(4,581,061)	(6,906,297)
Change in net assets resulting from capital transactions	$(2,934,919)	$(4,274,877)
Share Transactions:
Issued	86,338	105,344
Reinvested	—	66,922
Redeemed	(240,628)	(471,386)
Change in Shares	(154,290)	(299,120)

See notes to financial statements.

13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Capital Contributions from Prior Custodian, Net(b)
Victory Sophus Emerging Markets VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$17.76	0.05	1.77	1.82	—	—	—	—
Year Ended: December 31, 2020	$15.73	0.07	2.42	2.49	(0.32)	(0.14)	(0.46)	—
December 31, 2019	$13.59	0.29	2.85	3.14	(0.16)	(0.84)	(1.00)	—
December 31, 2018	$18.79	0.20	(3.79)	(3.59)	(0.14)	(1.47)	(1.61)	—
December 31, 2017	$13.26	0.17	5.51	5.68	(0.15)	—	(0.15)	—
December 31, 2016	$11.99	0.12	1.14	1.26	(0.12)	—	(0.12)	0.13

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.95% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(e)  Annualized for periods less than one year.

See notes to financial statements.

14

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return*(c)(d)		Net Expenses(e)	Net Investment Income (Loss)(e)	Gross Expenses(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory Sophus Emerging Markets VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$19.58	10.19%		1.35%	0.48%	1.37%	$46,599	71%
Year Ended: December 31, 2020	$17.76	16.02%		1.35%	0.49%	1.48%	$45,020	96%
December 31, 2019	$15.73	23.28%		1.35%	1.93%	1.40%	$44,571	91%
December 31, 2018	$13.59	(18.97)%		1.34%	1.12%	1.34%	$42,385	105%
December 31, 2017	$18.79	42.88%		1.33%	1.03%	1.33%	$62,550	99%
December 31, 2016	$13.26	11.57	%(b)	1.34%	0.98%	1.35%	$48,634	102%

See notes to financial statements.

15

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of eight funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Sophus Emerging Markets VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,333,507	$36,026,643	$—	$46,360,150
Collateral for Securities Loaned	536,408	—	—	536,408
Total	$10,869,915	$36,026,643	$—	$46,896,558

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earn a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
(Value of Securities on Loan)	Cash Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$509,038	$509,038	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund:

Excluding U.S. Government Securities
Purchases	Sales
$32,612,769	$35,593,491

There were no purchases or sales of U.S. Government Securities during the six months ended June 30, 2021.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Fund are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion — $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer agent fees.

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2022. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limit (excluding voluntary waivers) is 1.35%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2022	Expires 2023	Expires 2024	Total
$22,632	$50,693	$5,049	$78,374

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fire and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2021.

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

23

Victory Variable Insurance Funds	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
$1,000.00	$1,101.90	$1,018.10	$7.04	$6.76	1.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

24

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SEMVIP-SAR  (6/21)

June 30, 2021

Semi Annual Report

Victory Variable Insurance Funds

Victory High Yield VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	24
Proxy Voting and Portfolio Holdings Information	24
Expense Example	24
Liquidity Risk Management Program	25
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory High Yield VIP Series	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide current income. Capital appreciation is a secondary objective.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.1%)
Communication Services (1.0%):
AMC Networks, Inc., Class A (a) (b)	580	$38,744
iHeartMedia, Inc., Class A (a)	3,500	94,255
Nexstar Media Group, Inc., Class A	1,000	147,880
Sinclair Broadcast Group, Inc., Class A	1,800	59,796
		340,675
Health Care (0.1%):
Surgery Partners, Inc. (a) (b)	309	20,586
Total Common Stocks (Cost $264,291)		361,261
Senior Secured Loans (19.4%)
Alphabet Holding Co., Inc., Initial Term Loan, Second Lien, 7.84% (LIBOR01M+775bps), 8/15/25 (c)	$196,875	196,936
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 4.59% (LIBOR01M+450bps), 6/19/25 (c)	248,125	248,745
Dayco Products LLC, Term Loans, First Lien, 4.39% (LIBOR03M+425bps), 5/19/24 (c)	480,000	455,400
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.70% (LIBOR03M+350bps), 4/8/26 (c)	223,799	217,831
Golden Nugget, Inc., Senior Secured Term Loan, First Lien, 3.25% (LIBOR02M+250bps), 10/4/23 (c)	494,389	490,394
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (c)	249,375	249,006
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR03M+425bps), 2/26/28 (c)	248,750	249,372
Hertz Corp., Term Loan B, First Lien, 6/14/28 (d) (e)	84,142	84,037
Hertz Corp., Term Loan C, First Lien, 6/14/28 (d) (e)	15,858	15,838
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.19% (LIBOR03M+500bps), 10/26/25 (c)	393,473	392,163
Jo-Ann Stores LLC, Loan, First Lien, 6.00% (LIBOR01M+500bps), 10/16/23 (c)	250,000	249,625
Jo-Ann Stores LLC, Term Loan B, First Lien, 6/30/28 (d)	250,000	249,375
LIFE TIME, Inc., 2021 Refinancing Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 12/15/24 (c)	248,750	249,372
LifeScan Global Corp., Initial Term Loan, First Lien, 6.20% (LIBOR03M+600bps), 6/19/24 (c)	412,500	408,375
Navistar, Inc., Tranche B Term Loan, First Lien, 3.60% (LIBOR02M+350bps), 11/6/24 (c)	240,047	240,047
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (c)	399,000	398,074
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (c)	75,000	75,019
Reynolds Group Holdings, Inc., 2017 Incremental U.S. Term Loans, First Lien, 2.84% (LIBOR01M+275bps), 2/5/23 (c)	95,057	94,819
SIWF Holdings, Inc., Initial Term Loan, Second Lien, 8.59% (LIBOR01M+850bps), 5/26/26 (c)	500,000	500,758
Spectacle Gary Holdings LLC, Closing Date Term Loan, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (c)	233,108	253,505

See notes to financial statements.

4

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Spectacle Gary Holdings LLC, Delayed Draw Term Loan Commitment, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (c)	$16,892	$18,370
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.70% (LIBOR03M+350bps), 4/8/26 (c)	120,322	117,113
Stars Group Holdings BV, Term Loan, First Lien, 3.70% (LIBOR03M+350bps), 6/27/25 (c)	201,173	201,199
The Michaels Cos., Inc., Term B Loans, First Lien, 5.00% (LIBOR03M+425bps), 4/15/28 (c)	300,000	301,092
United Airlines, Inc., Class B Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 4/21/28 (c)	174,125	176,253
Victoria's Secret & Co., Term B, First Lien, 6/30/28 (d)	100,000	99,250
Total Senior Secured Loans (Cost $6,134,134)		6,231,968
Corporate Bonds (63.8%)
Communication Services (11.1%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/9/21 @ 102.38	400,000	410,580
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63 (f) (g)	250,000	256,362
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (b) (f)	452,000	472,910
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38 (b) (f)	200,000	207,874
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (f)	250,000	248,940
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	250,000	268,207
Meredith Corp., 6.88%, 2/1/26, Callable 8/9/21 @ 103.44 (b)	250,000	260,572
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (f)	250,000	265,848
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (f) (g)	250,000	254,705
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (f) (g)	250,000	272,373
Univision Communications, Inc. 6.63%, 6/1/27, Callable 6/1/23 @ 103.31 (f)	500,000	541,765
4.50%, 5/1/29, Callable 5/1/24 @ 102.25 (f)	100,000	100,752
		3,560,888
Consumer Discretionary (14.0%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103 (f)	200,000	214,012
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (f)	250,000	265,807
Ambience Merger Sub, Inc., 7.13%, 7/15/29, Callable 7/15/24 @ 103.56 (e) (f)	200,000	201,806
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (b)	400,000	420,172
Boyd Gaming Corp., 8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (f)	300,000	330,408
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 7/19/21 @ 102.63 (f)	250,000	253,217
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (b) (f) (g)	400,000	196,188
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (g)	250,000	308,065
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (f)	250,000	252,468
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13 (f)	200,000	201,516
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (f)	150,000	154,559
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	250,000	288,732
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	274,480
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (f)	250,000	272,517
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	300,000	322,164

See notes to financial statements.

5

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Tenneco, Inc. 5.00%, 7/15/26, Callable 8/9/21 @ 102.5 (b)	$130,000	$129,340
7.88%, 1/15/29, Callable 1/15/24 @ 103.94 (f)	70,000	79,047
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75 (f) (g)	300,000	352,812
		4,517,310
Consumer Staples (3.8%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (f)	250,000	269,355
B&G Foods, Inc., 5.25%, 4/1/25, Callable 8/9/21 @ 102.63	200,000	205,632
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 8/9/21 @ 101.81 (f)	500,000	510,085
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31 (f)	50,000	50,470
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (f)	200,000	201,386
		1,236,928
Energy (2.2%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (f)	50,000	52,216
Antero Resources Corp. 8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (f)	250,000	284,298
7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (f)	100,000	111,192
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (f)	100,000	106,514
Occidental Petroleum Corp., 5.50%, 12/1/25, Callable 9/1/25 @ 100	50,000	55,247
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	100,000	104,047
		713,514
Financials (5.9%):
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (f)	300,000	314,430
BCPE Ulysses Intermediate, Inc. PIK, 7.75%, 4/1/27, Callable 4/1/23 @ 102 (f) (h)	50,000	51,306
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (f)	200,000	208,200
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (f)	250,000	271,412
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (f) (g)	250,000	275,395
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (f)	194,000	204,622
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (f)	200,000	201,576
White Capital Parent LLC PIK, 8.25%, 3/15/26, Callable 3/15/22 @ 102 (f) (h)	150,000	155,199
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (b) (f)	250,000	210,765
		1,892,905
Health Care (7.6%):
Air Methods Corp., 8.00%, 5/15/25, Callable 8/9/21 @ 102 (f) (g)	250,000	236,255
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06 (f)	50,000	50,749
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (f)	148,000	161,820
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (f) (g)	300,000	332,481
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (f)	300,000	323,136
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (f)	250,000	274,570
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/23/21 @ 101.59 (f)	350,000	333,158

See notes to financial statements.

6

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (f)	$300,000	$319,218
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (f)	400,000	421,900
		2,453,287
Industrials (12.4%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/9/21 @ 100 (b) (f)	500,000	453,070
American Airlines, Inc., 11.75%, 7/15/25 (f)	250,000	313,703
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 4/20/26 (f)	125,000	132,705
5.75%, 4/20/29 (f)	150,000	162,213
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 8/9/21 @ 100 (b) (f)	250,000	251,175
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (f)	250,000	265,567
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (f)	200,000	204,782
Hillenbrand, Inc., 3.75%, 3/1/31, Callable 3/1/26 @ 101.88	75,000	74,438
Madison IAQ LLC 4.13%, 6/30/28, Callable 6/30/24 @ 102.06 (f)	200,000	201,966
5.88%, 6/30/29, Callable 6/30/24 @ 102.94 (f)	200,000	203,512
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (f)	250,000	275,252
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (f)	100,000	104,353
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (f)	500,000	519,810
SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06 (f)	125,000	128,940
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31 (b) (f)	250,000	250,770
Triumph Group, Inc., 6.25%, 9/15/24, Callable 8/9/21 @ 103.13 (f)	175,000	177,688
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (f)	250,000	278,395
		3,998,339
Information Technology (1.5%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (f)	250,000	278,208
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25, Callable 9/1/21 @ 103.75 (f)	200,000	208,186
		486,394
Materials (4.3%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (f)	250,000	255,272
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06 (b) (f)	200,000	204,958
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25, Callable 7/15/22 @ 103.25 (f)	150,000	161,804
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (f)	400,000	421,348
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 8/9/21 @ 103.13 (f)	330,000	337,425
		1,380,807
Real Estate (0.7%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (f)	200,000	209,690
Utilities (0.3%):
Vistra Operations Co. LLC, 4.38%, 5/1/29, Callable 5/1/24 @ 102.19 (f)	100,000	100,528
Total Corporate Bonds (Cost $19,625,584)		20,550,590

See notes to financial statements.

7

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Yankee Dollars (7.0%)
Consumer Discretionary (0.7%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (f)	$220,000	$223,274
Energy (0.7%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (f)	200,000	215,764
Financials (0.5%):
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 8/9/21 @ 106.38 (f) (i)	250,000	146,997
Health Care (1.2%):
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 8/9/21 @ 102.04 (f)	373,000	382,206
Industrials (2.2%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 7/19/21 @ 102.5 (f) (g)	300,000	311,244
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (b) (f)	400,000	414,656
		725,900
Information Technology (0.6%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88 (f)	200,000	207,756
Materials (1.1%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 8/9/21 @ 103.88 (f) (g)	250,000	259,197
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (f)	100,000	102,132
		361,329
Total Yankee Dollars (Cost $2,269,543)		2,263,226
Collateral for Securities Loaned^ (6.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (j)	42,464	42,464
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (j)	1,150,223	1,150,223
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (j)	21,192	21,192
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (j)	168,977	168,977
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (j)	759,754	759,754
Total Collateral for Securities Loaned (Cost $2,142,610)		2,142,610
Total Investments (Cost $30,436,162) — 97.9%		31,549,655
Other assets in excess of liabilities — 2.1%		686,919
NET ASSETS — 100.00%		$32,236,574

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(d)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

See notes to financial statements.

8

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

(e)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $20,014,304 and amounted to 62.1% of net assets.

(g)  All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.

(h)  All of the coupon is paid in kind.

(i)  Defaulted security.

(j)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Payment-in-Kind

PLC — Public Limited Company

ULC — Unlimited Liability Co.

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory High Yield VIP Series
Assets:
Investments, at value (Cost $30,436,162)	$31,549,655	(a)
Cash	3,075,549
Receivables:
Interest and dividends	427,193
Capital shares issued	9,060
Investments sold	50,625
From Adviser	4,987
Prepaid expenses	174
Total Assets	35,117,243
Liabilities:
Payables:
Collateral received on loaned securities	2,142,610
Investments purchased	700,125
Capital shares redeemed	117
Accrued expenses and other payables:
Investment advisory fees	15,940
Administration fees	1,637
Custodian fees	1,829
Transfer agent fees	3,164
Compliance fees	17
Other accrued expenses	15,230
Total Liabilities	2,880,669
Net Assets:
Capital	31,546,913
Total accumulated earnings/(loss)	689,661
Net Assets	$32,236,574
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	4,144,192
Net asset value:	$7.78

(a)  Includes $2,058,967 of securities on loan.

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

Victory High Yield VIP Series
Investment Income:
Dividends	$2,410
Interest	956,084
Securities lending (net of fees)	3,634
Total Income	962,128
Expenses:
Investment advisory fees	92,638
Administration fees	8,654
Sub-Administration fees	8,288
Custodian fees	4,665
Transfer agent fees	20,718
Trustees' fees	1,613
Compliance fees	114
Legal and audit fees	7,199
Other expenses	9,318
Total Expenses	153,207
Expenses waived/reimbursed by Adviser	(15,742)
Net Expenses	137,465
Net Investment Income (Loss)	824,663
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	613,602
Net change in unrealized appreciation/depreciation on investment securities	29,045
Net realized/unrealized gains (losses) on investments	642,647
Change in net assets resulting from operations	$1,467,310

See notes to financial statements.

11

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory High Yield VIP Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$824,663	$1,736,559
Net realized gains (losses) from investments	613,602	41,667
Net change in unrealized appreciation/depreciation on investments	29,045	380,633
Change in net assets resulting from operations	1,467,310	2,158,859
Change in net assets resulting from distributions to shareholders	—	(1,971,688)
Change in net assets resulting from capital transactions	650,199	(807,644)
Change in net assets	2,117,509	(620,473)
Net Assets:
Beginning of period	30,119,065	30,739,538
End of period	$32,236,574	$30,119,065
Capital Transactions:
Proceeds from shares issued	2,694,587	1,973,754
Distributions reinvested	—	1,971,688
Cost of shares redeemed	(2,044,388)	(4,753,086)
Change in net assets resulting from capital transactions	650,199	(807,644)
Share Transactions:
Issued	352,373	274,154
Reinvested	—	267,529
Redeemed	(268,254)	(659,131)
Change in Shares	84,119	(117,448)

See notes to financial statements.

12

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13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory High Yield VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$7.42	0.20	0.16	0.36	—	—
Year Ended:
December 31, 2020	$7.36	0.44	0.14	0.58	(0.52)	(0.52)
December 31, 2019	$6.84	0.47	0.62	1.09	(0.57)	(0.57)
December 31, 2018	$6.86	0.45	(0.43)	0.02	(0.04)	(0.04)
December 31, 2017	$6.63	0.42	0.24	0.66	(0.43)	(0.43)
December 31, 2016	$6.13	0.41	0.53	0.94	(0.45)	(0.45)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.15% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(e)  Annualized for periods less than one year.

See notes to financial statements.

14

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return(c)(d)		Net Expenses(e)	Net Investment Income (Loss)(e)	Gross Expenses(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory High Yield VIP Series
Six Months Ended June 30, 2021 (Unaudited)	—	$7.78	4.85%		0.89%	5.34%	0.99%	$32,237	61%
Year Ended:
December 31, 2020	—	$7.42	7.92%		0.89%	6.10%	1.04%	$30,119	91%
December 31, 2019	—	$7.36	15.89%		0.89%	6.22%	0.99%	$30,739	60%
December 31, 2018	—	$6.84	0.29%		0.83%	6.38%	0.83%	$30,918	94%
December 31, 2017	—	$6.86	9.94%		0.79%	6.02%	0.79%	$37,411	173%
December 31, 2016	0.01	$6.63	15.44	%(b)	0.87%	6.31%	0.87%	$38,842	159%

See notes to financial statements.

15

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of eight funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the High Yield VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$361,261	$—	$—	$361,261
Senior Secured Loans	—	6,231,968	—	6,231,968
Corporate Bonds	—	20,550,590	—	20,550,590
Yankee Dollars	—	2,263,226	—	2,263,226
Collateral for Securities Loaned	2,142,610	—	—	2,142,610
Total	$2,503,871	$29,045,784	$—	$31,549,655

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

The Fund may invest in below investment-grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earn a return from the collateral. The Fund pays Citibank various

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized	Value of Cash	Value of Non-cash Collateral Received by Maturity
Assets (Value of Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$2,058,967	$2,058,967	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund:

Excluding U.S. Government Securities
Purchases	Sales
$17,466,829	$18,248,311

There were no purchases or sales of U.S. Government Securities during the six months ended June 30, 2021.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue") with respect to the Fund. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board. Sub-investment advisory fees, which are paid by VCM to Park Avenue, do not represent a separate or additional expense to the Fund.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Fund are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion — $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2022. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limit (excluding voluntary waivers) is 0.89%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2022	Expires 2023	Expires 2024	Total
$32,348	$43,362	$15,742	$91,452

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund's ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. The terms of many floating rate loans and other instruments are tied to the London Interbank Offered Rate ("LIBOR"), which functions as a reference rate or benchmark. It is anticipated that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, nor any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had net capital loss carryforwards ("CLCFs") as summarized in the table below.

Short-Term	Long-Term	Total
$663,451	$2,935,349	$3,598,800

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Victory Variable Insurance Funds	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
$1,000.00	$1,048.50	$1,020.38	$4.52	$4.46	0.89%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

24

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-HYVIP-SAR  (6/21)

June 30, 2021

Semi Annual Report

Victory Variable Insurance Funds

Victory RS International VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	22
Proxy Voting and Portfolio Holdings Information	22
Expense Example	22
Liquidity Risk Management Program	23
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory RS International VIP Series	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Nestle SA	4.0%
Roche Holding AG	3.5%
Toyota Motor Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.0%
SAP SE	2.5%
Siemens AG	2.2%
Diageo PLC	2.0%
Hoya Corp.	1.9%
Rio Tinto PLC	1.9%
Fujitsu Ltd.	1.9%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Australia (6.2%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd.	50,567	$1,632,103
Financials (1.0%):
Macquarie Group Ltd.	13,144	1,539,661
Health Care (1.3%):
CSL Ltd.	9,493	2,029,846
Materials (1.9%):
BHP Group Ltd.	80,167	2,915,915
Real Estate (0.9%):
Scentre Group	681,913	1,395,133
		9,512,658
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV	13,794	1,433,919
China (1.7%):
Communication Services (0.7%):
Tencent Holdings Ltd.	14,600	1,099,299
Consumer Discretionary (0.6%):
China Meidong Auto Holdings Ltd.	162,000	882,574
Financials (0.4%):
China Merchants Bank Co. Ltd., Class H	81,500	694,250
		2,676,123
Denmark (1.2%):
Consumer Staples (1.2%):
Royal Unibrew A/S	14,517	1,850,079
France (9.4%):
Consumer Discretionary (4.5%):
Faurecia SE	11,775	578,792
La Francaise des Jeux SAEM (a)	29,915	1,759,316
LVMH Moet Hennessy Louis Vuitton SE	5,827	4,583,297
		6,921,405
Energy (1.3%):
Gaztransport Et Technigaz SA	6,322	511,442
TotalEnergies SE	31,774	1,439,245
		1,950,687
Industrials (0.9%):
Safran SA	10,641	1,476,611
Information Technology (1.7%):
Capgemini SE	13,831	2,659,567

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (1.0%):
Arkema SA	12,712	$1,597,504
		14,605,774
Germany (8.2%):
Consumer Discretionary (1.0%):
Volkswagen AG, Preference Shares	6,043	1,514,987
Financials (1.8%):
Allianz SE, Registered Shares	11,321	2,824,893
Industrials (2.2%):
Siemens AG, Registered Shares	21,446	3,404,759
Information Technology (2.5%):
SAP SE	27,347	3,840,689
Real Estate (0.7%):
Vonovia SE	17,759	1,147,546
		12,732,874
Hong Kong (3.5%):
Financials (1.8%):
AIA Group Ltd.	229,800	2,850,875
Real Estate (1.7%):
CK Asset Holdings Ltd.	375,000	2,581,197
		5,432,072
Italy (4.7%):
Energy (1.1%):
Snam SpA	282,027	1,631,260
Financials (0.9%):
Banca Generali SpA (b)	33,538	1,432,589
Health Care (1.0%):
Recordati Industria Chimica e Farmaceutica SpA (c)	27,142	1,552,396
Utilities (1.7%):
Enel SpA	281,333	2,614,077
		7,230,322
Japan (22.8%):
Communication Services (2.0%):
Capcom Co. Ltd.	49,300	1,441,166
Kakaku.com, Inc.	53,900	1,621,753
		3,062,919
Consumer Discretionary (4.2%):
Toyota Motor Corp.	57,600	5,035,732
ZOZO, Inc.	45,100	1,529,355
		6,565,087
Consumer Staples (1.2%):
Toyo Suisan Kaisha Ltd.	48,900	1,884,984

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (2.5%):
JAFCO Group Co. Ltd.	15,100	$941,650
Mitsubishi UFJ Financial Group, Inc.	309,200	1,665,656
Tokio Marine Holdings, Inc.	25,800	1,188,515
		3,795,821
Health Care (2.8%):
Hoya Corp.	22,100	2,923,570
Shionogi & Co. Ltd.	27,000	1,407,322
		4,330,892
Industrials (5.1%):
en Japan, Inc.	28,700	1,019,186
Fuji Electric Co. Ltd.	58,800	2,744,985
Nippon Yusen KK	32,700	1,659,688
OKUMA Corp.	19,900	975,074
Sanwa Holdings Corp.	120,000	1,476,059
		7,874,992
Information Technology (3.3%):
Fujitsu Ltd.	15,600	2,919,138
Oracle Corp.	9,500	725,981
Ulvac, Inc.	29,700	1,504,122
		5,149,241
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	33,800	1,209,013
Utilities (0.9%):
Chubu Electric Power Co., Inc.	113,700	1,391,267
		35,264,216
Netherlands (4.3%):
Communication Services (1.0%):
Koninklijke KPN NV	496,149	1,551,595
Financials (1.2%):
ING Groep NV	138,659	1,840,386
Industrials (1.1%):
Wolters Kluwer NV	16,983	1,706,820
Information Technology (1.0%):
ASM International NV	4,772	1,573,746
		6,672,547
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd.	41,493	902,401
Norway (1.5%):
Energy (0.6%):
Aker BP ASA	26,564	847,070

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (0.9%):
SpareBank 1 SMN	104,857	$1,453,411
		2,300,481
Spain (1.2%):
Communication Services (1.2%):
Telefonica SA	399,796	1,865,815
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB, Class B	53,039	2,794,192
Switzerland (14.8%):
Consumer Staples (5.0%):
Coca-Cola HBC AG	41,349	1,496,485
Nestle SA, Registered Shares	49,805	6,209,725
		7,706,210
Financials (3.0%):
Cembra Money Bank AG	10,506	1,178,994
Partners Group Holding AG (c)	1,269	1,924,256
UBS Group AG	100,367	1,537,760
		4,641,010
Health Care (5.4%):
Novartis AG, Registered Shares	31,934	2,914,017
Roche Holding AG	14,563	5,489,377
		8,403,394
Industrials (1.4%):
Adecco Group AG	32,370	2,203,108
		22,953,722
United Kingdom (15.6%):
Communication Services (1.0%):
ITV PLC (b)	868,322	1,508,933
Consumer Discretionary (1.0%):
Next PLC (b)	15,078	1,640,767
Consumer Staples (3.1%):
Diageo PLC	64,130	3,073,227
Imperial Brands PLC	80,282	1,730,858
		4,804,085
Energy (2.2%):
BP PLC	297,275	1,303,486
Royal Dutch Shell PLC, Class A	104,458	2,093,869
		3,397,355

See notes to financial statements.

7

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (2.5%):
Close Brothers Group PLC	56,145	$1,176,500
Intermediate Capital Group PLC	43,810	1,288,411
Legal & General Group PLC	392,930	1,401,616
		3,866,527
Health Care (0.6%):
Smith & Nephew PLC	43,252	937,885
Industrials (1.4%):
Ashtead Group PLC	28,356	2,107,359
Materials (3.8%):
Croda International PLC	21,211	2,163,096
Evraz PLC	91,447	750,147
Rio Tinto PLC	35,379	2,921,456
		5,834,699
		24,097,610
Total Common Stocks (Cost $114,701,850)		152,324,805
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF	1,927	152,002
Total Exchange-Traded Funds (Cost $139,450)		152,002
Collateral for Securities Loaned^ (1.4%)
United States (1.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	43,196	43,196
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	1,170,047	1,170,047
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	21,557	21,557
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	171,889	171,889
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	772,848	772,848
Total Collateral for Securities Loaned (Cost $2,179,537)		2,179,537
Total Investments (Cost $117,020,837) — 99.9%		154,656,344
Other assets in excess of liabilities — 0.1%		106,176
NET ASSETS — 100.00%		$154,762,520

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $1,759,316 and amounted to 1.1% of net assets.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2021.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory RS International VIP Series
Assets:
Investments, at value (Cost $117,020,837)	$154,656,344	(a)
Foreign currency, at value (Cost $225,614)	224,868
Cash	1,404,342
Receivables:
Interest and dividends	204,202
Capital shares issued	8,989
Investments sold	985,012
Reclaims	777,965
From Adviser	3,554
Prepaid expenses	808
Total Assets	158,266,084
Liabilities:
Payables:
Collateral received on loaned securities	2,179,537
Investments purchased	1,168,998
Capital shares redeemed	11,762
Accrued expenses and other payables:
Investment advisory fees	104,020
Administration fees	8,043
Custodian fees	8,095
Transfer agent fees	73
Compliance fees	83
Other accrued expenses	22,953
Total Liabilities	3,503,564
Net Assets:
Capital	107,044,609
Total accumulated earnings/(loss)	47,717,911
Net Assets	$154,762,520
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	7,897,413
Net asset value:	$19.60

(a)  Includes $1,901,380 of securities on loan.

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

Victory RS International VIP Series
Investment Income:
Dividends	$3,224,839
Interest	98
Securities lending (net of fees)	8,670
Foreign tax withholding	(348,423)
Total Income	2,885,184
Expenses:
Investment advisory fees	608,518
Administration fees	42,634
Sub-Administration fees	8,288
Custodian fees	25,919
Transfer agent fees	220
Trustees' fees	5,676
Compliance fees	558
Legal and audit fees	11,854
Interest fees	286
Other expenses	22,179
Total Expenses	726,132
Expenses waived/reimbursed by Adviser	(18,232)
Net Expenses	707,900
Net Investment Income (Loss)	2,177,284
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	6,849,161
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	7,452,129
Net realized/unrealized gains (losses) on investments	14,301,290
Change in net assets resulting from operations	$16,478,574

See notes to financial statements.

10

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS International VIP Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$2,177,284	$2,693,526
Net realized gains (losses) from investments	6,849,161	2,307,844
Net change in unrealized appreciation/depreciation on investments	7,452,129	3,006,295
Change in net assets resulting from operations	16,478,574	8,007,665
Change in net assets resulting from distributions to shareholders	—	(7,693,180)
Change in net assets resulting from capital transactions	(9,498,663)	(1,566,021)
Change in net assets	6,979,911	(1,251,536)
Net Assets:
Beginning of period	147,782,609	149,034,145
End of period	$154,762,520	$147,782,609
Capital Transactions:
Proceeds from shares issued	1,193,304	8,248,594
Distributions reinvested	—	7,693,180
Cost of shares redeemed	(10,691,967)	(17,507,795)
Change in net assets resulting from capital transactions	(9,498,663)	(1,566,021)
Share Transactions:
Issued	63,207	519,213
Reinvested	—	439,797
Redeemed	(562,990)	(1,089,531)
Change in Shares	(499,783)	(130,521)

See notes to financial statements.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Capital Contributions from Prior Custodian, Net(b)
Victory RS International VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$17.60	0.27	1.73	2.00	—	—	—	—
Year Ended: December 31, 2020	$17.48	0.32	0.75	1.07	(0.45)	(0.50)	(0.95)	—
December 31, 2019	$15.47	0.43	3.09	3.52	(0.39)	(1.12)	(1.51)	—
December 31, 2018	$17.64	0.38	(2.26)	(1.88)	(0.15)	(0.14)	(0.29)	—
December 31, 2017	$14.31	0.31	3.36	3.67	(0.34)	—	(0.34)	—
December 31, 2016	$14.39	0.30	(0.10)	0.20	(0.31)	—	(0.31)	0.03

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.23% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(e)  Annualized for periods less than one year.

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(c)(d)		Net Expenses(e)	Net Investment Income (Loss)(e)	Gross Expenses(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory RS International VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$19.60	11.36%		0.93%	2.86%	0.95%	$154,763	30%
Year Ended: December 31, 2020	$17.60	6.24%		0.93%	2.02%	0.98%	$147,783	54%
December 31, 2019	$17.48	22.79%		0.93%	2.49%	0.96%	$149,034	32%
December 31, 2018	$15.47	(10.66)%		0.93%	2.20%	0.94%	$142,524	44%
December 31, 2017	$17.64	25.68%		0.93%	1.93%	0.95%	$181,518	57%
December 31, 2016	$14.31	1.60	%(b)	0.90%	2.13%	0.90%	$175,026	110%

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of eight funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the RS International VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$152,324,805	$—	$152,324,805
Exchange-Traded Funds	152,002	—	—	152,002
Collateral for Securities Loaned	2,179,537	—	—	2,179,537
Total	$2,331,539	$152,324,805	$—	$154,656,344

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real- estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund's has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earn a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets	Value of Cash	Value of Non-cash Collateral Received by Maturity
(Value of Securities on Loan)	Collateral Received*	< 30 Days	Between 30 & 90 Days	> 90 Days	Net Amount
$1,901,380	$1,901,380	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund:

Excluding U.S. Government Securities
Purchases	Sales
$45,162,631	$54,735,571

There were no purchases or sales of U.S. Government Securities during the six months ended June 30, 2021.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.80% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Fund are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion – $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2022. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limit (excluding voluntary waivers) is 0.93%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
$12,527	$37,537	$67,482	$18,232	$135,778

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fire and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Foreign Securities Risk — The Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

21

Victory Variable Insurance Funds	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
$1,000.00	$1,113.60	$1,020.18	$4.87	$4.66	0.93%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

23

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

VVIF-RS-IVIP-SAR  (6/21)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

June 30, 2021

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Investment Quality Bond VIP Series

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Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	32
Proxy Voting and Portfolio Holdings Information	32
Expense Example	32
Liquidity Risk Management Program	33
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.8%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 8/18/22 @ 100 (a)	$631,080	$634,073
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 12/15/24 @ 100	2,487,000	2,497,559
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 7/16/24 @ 100	2,218,000	2,211,113
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 6/20/24 @ 100 (a) (b)	6,080,000	6,083,446
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 9/15/24 @ 100 (b)	3,001,000	2,997,579
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 8/15/24 @ 100 (b)	3,162,000	3,161,620
Total Asset-Backed Securities (Cost $17,577,229)		17,585,390
Collateralized Mortgage Obligations (0.8%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	2,590,000	2,707,276
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100	2,241,000	2,381,634
Total Collateralized Mortgage Obligations (Cost $4,972,788)		5,088,910
Preferred Stocks (3.4%)
Financials (1.4%):
AMG Capital Trust II, 10/15/37, 5.15%	34,215	2,056,455
Bank of America Corp., Series L, 7.25% (c)	1,798	2,545,968
KKR & Co., Inc., Series C, 9/15/23, 6.00% (d)	19,812	1,526,713
Wells Fargo & Co., Series L, 7.50% (c)	1,740	2,655,605
		8,784,741
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (d)	349	514,869
Industrials (0.4%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (d)	23,227	2,804,196
Utilities (1.5%):
American Electric Power Co., Inc., 8/15/23, 6.13%	15,205	779,104
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	25,415	2,468,559
DTE Energy Co., 11/1/22, 6.25%	34,863	1,723,278
NextEra Energy, Inc., 3/1/23, 5.27%	56,455	2,764,037
The Southern Co., Series 2019, 8/1/22, 6.75%	39,660	2,007,986
		9,742,964
Total Preferred Stocks (Cost $20,989,264)		21,846,770
Corporate Bonds (52.2%)
Communication Services (2.6%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	1,446,000	1,279,811
AT&T, Inc. 4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	1,140,000	1,293,980
1.65%, 2/1/28, Callable 12/1/27 @ 100	919,000	912,163
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	2,433,000	3,116,527

See notes to financial statements.

4

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
CenturyLink, Inc., 6.75%, 12/1/23	$962,000	$1,066,377
Comcast Corp. 3.45%, 2/1/50, Callable 8/1/49 @ 100	1,346,000	1,458,028
2.80%, 1/15/51, Callable 7/15/50 @ 100	1,166,000	1,122,147
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	1,190,000	1,203,875
Verizon Communications, Inc. 3.38%, 2/15/25 (a)	1,017,000	1,104,930
3.55%, 3/22/51, Callable 9/22/50 @ 100 (a)	3,390,000	3,622,418
		16,180,256
Consumer Discretionary (8.3%):
Amazon.com, Inc., 2.10%, 5/12/31, Callable 2/12/31 @ 100 (a)	7,115,000	7,234,745
Booking Holdings, Inc. 0.90%, 9/15/21	245,000	266,435
0.75%, 5/1/25 (d)	1,792,000	2,538,691
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100 (a)	5,960,000	6,250,312
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	1,118,000	1,207,865
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100 (a)	1,435,000	1,593,553
Expedia Group, Inc. 3.60%, 12/15/23, Callable 11/15/23 @ 100 (d)	1,712,000	1,818,966
2/15/26 (b) (d)	1,654,000	1,790,472
General Motors Co., 4.88%, 10/2/23 (a)	1,976,000	2,150,896
Hasbro, Inc., 2.60%, 11/19/22	2,412,000	2,480,597
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	936,000	1,001,445
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	1,115,000	1,163,346
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	994,000	1,068,798
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	1,781,000	2,061,329
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	2,784,000	2,966,491
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	587,000	669,368
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	856,000	846,447
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	2,026,000	2,427,918
NVR, Inc. 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,375,000	2,452,734
3.00%, 5/15/30, Callable 11/15/29 @ 100	2,303,000	2,440,535
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100 (d)	2,051,000	2,396,737
Ross Stores, Inc. 3.38%, 9/15/24, Callable 6/15/24 @ 100	1,220,000	1,293,200
0.88%, 4/15/26, Callable 3/15/26 @ 100	1,552,000	1,520,246
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100	1,625,000	1,639,398
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	1,478,000	1,476,670
		52,757,194
Consumer Staples (2.5%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	3,126,000	3,118,873
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	898,000	1,015,826
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	1,686,000	1,949,370
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	620,000	633,039
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 (d)	1,000,000	1,248,940
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	2,863,000	2,842,300

See notes to financial statements.

5

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Molson Coors Beverage Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	$793,000	$882,649
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	2,215,524
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	1,271,000	1,676,805
		15,583,326
Energy (3.7%):
Chevron USA, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	2,725,000	3,106,582
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	2,084,000	2,173,487
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	1,196,000	1,597,820
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	737,000	769,443
HollyFrontier Corp., 2.63%, 10/1/23	2,069,000	2,141,022
Marathon Oil Corp., 6.60%, 10/1/37	2,476,000	3,297,116
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	2,090,000	2,485,825
Pioneer Natural Resources Co. 0.25%, 5/15/25	1,455,000	2,320,827
1.90%, 8/15/30, Callable 5/15/30 @ 100	1,976,000	1,904,311
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	2,215,000	2,273,498
Valero Energy Corp., 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	910,000	1,016,078
		23,086,009
Financials (11.3%):
Aflac, Inc. 2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,635,857
4.75%, 1/15/49, Callable 7/15/48 @ 100	341,000	448,831
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	965,000	1,064,781
Ares Capital Corp., 4.63%, 3/1/24	2,570,000	2,821,037
Bank of America Corp. 4.20%, 8/26/24, MTN (a)	1,400,000	1,536,640
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	1,775,000	1,925,413
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	1,935,000	2,084,769
Cincinnati Financial Corp., 6.13%, 11/1/34	1,795,000	2,451,234
Citigroup, Inc. 3.88%, 3/26/25	929,000	1,019,587
4.60%, 3/9/26 (a)	873,000	994,417
4.45%, 9/29/27 (a)	1,000,000	1,142,100
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (e)	813,000	933,080
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100	1,165,000	1,188,277
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	5,053,000	5,415,553
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,510,000	2,669,109
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	966,000	1,026,143
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	2,094,000	2,068,788
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100 (a) (d)	3,400,000	3,663,364
5.60%, 7/15/41	980,000	1,373,078
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	1,545,000	1,670,979
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (b)	1,445,000	1,405,190
Morgan Stanley 4.88%, 11/1/22 (a)	2,718,000	2,875,617
3.75%, 2/25/23 (a)	3,000,000	3,161,700
3.13%, 7/27/26, MTN (a)	5,500,000	5,954,245

See notes to financial statements.

6

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	$976,000	$1,036,688
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	770,000	886,886
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	3,110,000	3,319,396
The Goldman Sachs Group, Inc., 5.75%, 1/24/22 (a)	2,750,000	2,835,030
Unum Group 4.00%, 6/15/29, Callable 3/15/29 @ 100	1,713,000	1,925,481
4.13%, 6/15/51, Callable 12/15/50 @ 100	1,579,000	1,593,464
Wachovia Corp., 5.50%, 8/1/35 (a)	1,000,000	1,293,270
Wells Fargo & Co. 4.30%, 7/22/27, MTN (a)	3,553,000	4,048,715
4.90%, 11/17/45 (a)	890,000	1,139,191
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,000,000	2,096,160
		71,704,070
Health Care (5.9%):
AbbVie, Inc. 3.85%, 6/15/24, Callable 3/15/24 @ 100	3,000,000	3,252,780
3.20%, 11/21/29, Callable 8/21/29 @ 100	2,580,000	2,800,203
4.45%, 5/14/46, Callable 11/14/45 @ 100	1,278,000	1,547,990
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	2,355,000	2,855,791
Anthem, Inc. 2.38%, 1/15/25, Callable 12/15/24 @ 100	1,278,000	1,338,117
2.75%, 10/15/42	475,000	2,558,787
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100	862,000	961,725
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (a)	4,580,000	5,130,516
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	1,410,000	1,487,451
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	1,716,000	1,935,099
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	2,186,000	2,174,152
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	1,234,000	1,274,512
Illumina, Inc., 8/15/23 (d)	2,005,000	2,548,255
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	1,213,000	1,143,410
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	3,228,000	3,704,582
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	1,328,000	1,210,605
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	854,000	858,202
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (b)	730,000	744,709
		37,526,886
Industrials (5.9%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,036,000	2,018,613
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	2,401,000	2,389,475
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,356,000	1,414,674
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	1,635,000	1,732,135
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	2,465,000	2,557,561
Fortive Corp., 0.88%, 2/15/22	2,780,000	2,789,091
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (a)	3,720,000	4,140,211
Norfolk Southern Corp., 2.30%, 5/15/31, Callable 2/15/31 @ 100	2,139,000	2,167,641
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	1,190,000	1,260,698
Rockwell Automation, Inc. 3.50%, 3/1/29, Callable 12/1/28 @ 100	1,270,000	1,423,733
6.25%, 12/1/37	1,151,000	1,628,677

See notes to financial statements.

7

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	$2,989,000	$3,196,586
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	1,094,000	1,082,272
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,349,491
Southwest Airlines Co., 1.25%, 5/1/25	1,795,000	2,719,569
The Boeing Co., 2.20%, 2/4/26, Callable 2/4/23 @ 100 (a)	3,996,000	4,033,762
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	1,357,000	1,639,310
		37,543,499
Information Technology (5.7%):
Akamai Technologies, Inc., 0.13%, 5/1/25	695,000	910,394
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,074,000	1,425,069
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	3,175,000	3,391,535
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100 (d)	1,300,000	1,536,600
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (a)	2,969,000	3,265,425
Citrix Systems, Inc., 1.25%, 3/1/26, Callable 2/1/26 @ 100	2,449,000	2,421,106
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (d)	2,440,000	2,803,828
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100	1,991,000	2,173,475
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100 (a)	4,252,000	5,142,199
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b) (d)	729,000	758,350
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	1,345,000	1,383,924
ServiceNow, Inc., 6/1/22	43,000	174,860
Square, Inc., 0.25%, 11/1/27 (b)	505,000	587,734
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	1,299,000	1,646,535
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	2,488,000	2,199,093
Vishay Intertechnology, Inc., 2.25%, 6/15/25	430,000	452,463
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	3,174,000	3,256,937
Western Digital Corp., 1.50%, 2/1/24 (d)	2,612,000	2,787,735
		36,317,262
Materials (0.7%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a) (d)	1,870,000	1,970,905
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	1,265,000	1,308,389
Southern Copper Corp., 5.25%, 11/8/42 (a)	850,000	1,086,394
		4,365,688
Real Estate (2.7%):
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100 (a)	5,523,000	5,705,204
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	910,000	963,644
Kite Realty Group LP, 0.75%, 4/1/27 (b)	225,000	236,173
Physicians Realty LP, 3.95%, 1/15/28, Callable 10/15/27 @ 100	1,180,000	1,295,829
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	1,167,000	1,187,306
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	1,055,000	1,278,491
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	3,006,000	3,203,224
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,230,000	1,384,402
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	1,570,000	1,585,684
		16,839,957
See notes to financial statements.

8

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Utilities (2.9%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	$1,910,000	$1,838,069
American Water Capital Corp., 2.80%, 5/1/30, Callable 2/1/30 @ 100	1,190,000	1,261,448
CenterPoint Energy, Inc., 4.57%, 9/15/29	8,930	583,843
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37 (d)	1,870,000	2,624,451
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	875,046
NextEra Energy Capital Holdings, Inc. 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	2,765,000	2,857,987
1.90%, 6/15/28, Callable 4/15/28 @ 100 (d)	2,047,000	2,070,909
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,990,089
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,504,044
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	2,579,000	2,755,249
		18,361,135
Total Corporate Bonds (Cost $316,452,320)		330,265,282
Residential Mortgage-Backed Securities (0.2%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 2.87%, 10/25/33, Callable 7/25/21 @ 100 (a) (e) (f)	702,628	702,628
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.41% (LIBOR01M+132bps), 10/25/32, Callable 7/25/21 @ 100 (e)	655,784	659,521
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 7/25/21 @ 100 (a)	16,289	11,772
Total Residential Mortgage-Backed Securities (Cost $1,367,689)		1,373,921
Yankee Dollars (8.6%)
Communication Services (0.3%):
Vodafone Group PLC, 5.25%, 5/30/48	1,718,000	2,252,040
Consumer Staples (2.9%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	5,438,000	5,906,673
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	5,337,000	5,529,559
Suntory Holdings Ltd. 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b) (d)	4,966,000	5,063,334
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	1,600,000	1,660,400
		18,159,966
Energy (0.8%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,255,000	1,300,306
Ecopetrol SA, 5.88%, 9/18/23 (a)	2,780,000	3,010,962
Statoil ASA, 3.95%, 5/15/43	930,000	1,086,612
		5,397,880
Financials (2.1%):
Barclays Bank PLC 2/4/25 (a)	1,030,000	1,480,254
2/18/25	595,000	679,877
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	3,685,000	3,766,549

See notes to financial statements.

9

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Newcrest Finance Pty Ltd. 5.75%, 11/15/41 (b)	$1,720,000	$2,292,365
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	665,000	763,307
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	2,500,000	2,686,525
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	1,431,000	1,455,699
		13,124,576
Industrials (0.9%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100 (d)	1,385,000	1,369,086
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	1,250,000	1,465,662
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	1,525,000	1,580,373
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	1,343,000	1,364,072
		5,779,193
Materials (1.2%):
Anglo American Capital PLC 2.88%, 3/17/31, Callable 12/17/30 @ 100 (b)	2,500,000	2,558,525
3.95%, 9/10/50, Callable 3/10/50 @ 100 (b) (d)	1,710,000	1,850,818
Fresnillo PLC, 4.25%, 10/2/50, Callable 4/2/50 @ 100 (b) (d)	800,000	809,168
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40 (d)	723,000	991,002
Vale Overseas Ltd., 6.25%, 8/10/26	1,184,000	1,422,943
		7,632,456
Utilities (0.4%):
Iberdrola International BV 6.75%, 9/15/33	373,000	506,381
6.75%, 7/15/36 (d)	1,151,000	1,746,562
		2,252,943
Total Yankee Dollars (Cost $52,339,830)		54,599,054
U.S. Government Mortgage-Backed Agencies (17.1%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 7/1/39 (a)	1,417,221	1,610,510
Series 4763, Class VC, 4.00%, 4/15/29	485,094	492,152
Series 4395, Class PA, 2.50%, 4/15/37 – 7/1/50 (a)	4,014,215	4,160,809
7.00%, 9/1/38 (a)	28,240	33,912
Series 4290, Class CA, 3.50%, 12/15/38 – 10/15/40 (a)	5,401,478	5,663,324
4.50%, 1/1/41 – 12/1/45 (a)	4,743,362	5,264,313
Series 4444, Class CH, 3.00%, 1/15/41 (a)	73,578	74,643
2.00%, 3/1/51 (a)	5,923,262	5,989,333
		23,288,996
Federal National Mortgage Association 6.00%, 8/1/21 – 2/1/37 (a)	1,825,126	2,139,429
5.00%, 4/1/23 – 12/1/39 (a)	721,968	819,872
7.50%, 12/1/29 (a)	29,597	34,740
8.00%, 1/1/30 – 9/1/30 (a)	14,523	17,123
7.00%, 2/1/32 – 6/1/32 (a)	26,620	32,096
2.16% (LIBOR12M+166bps), 12/1/36 (a) (e)	91,445	94,044

See notes to financial statements.

10

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
5.50%, 1/1/38 – 2/1/39 (a)	$473,329	$547,793
4.50%, 12/1/38 – 5/1/50 (a)	4,930,702	5,296,594
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47 (a)	3,826,684	3,946,324
3.50%, 8/1/39 – 12/25/50 (a)	14,648,295	15,371,704
3.00%, 6/1/40 – 2/25/49 (a)	26,759,741	28,241,775
4.00%, 11/1/43 – 6/1/49 (a)	15,479,503	16,884,531
2.00%, 3/1/51 (a)	10,870,186	11,004,744
		84,430,769
Government National Mortgage Association 6.00%, 10/15/32 – 12/15/33 (a)	74,895	86,960
Series 2014-42, Class AD, 2.50%, 7/16/41	240,603	246,607
		333,567
Total U.S. Government Mortgage-Backed Agencies (Cost $105,373,284)		108,053,332
U.S. Treasury Obligations (10.9%)
U.S. Treasury Bonds, 1.25%, 5/15/50 (a)	19,969,000	16,302,817
U.S. Treasury Notes 0.25%, 3/15/24 (a)	16,545,000	16,480,371
0.75%, 4/30/26	30,000,000	29,850,000
1.63%, 5/15/31	6,000,000	6,093,750
Total U.S. Treasury Obligations (Cost $68,702,046)		68,726,938
Collateral for Securities Loaned^ (3.0%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (g)	375,388	375,388
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	10,168,047	10,168,047
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	187,337	187,337
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	1,493,768	1,493,768
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	6,716,271	6,716,271
Total Collateral for Securities Loaned (Cost $18,940,811)		18,940,811
Total Investments (Cost $606,715,261) — 99.0%		626,480,408
Other assets in excess of liabilities — 1.0%		6,369,032
NET ASSETS — 100.00%		$632,849,440

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $66,690,261 and amounted to 10.5% of net assets.

(c)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(d)  All or a portion of this security is on loan.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

See notes to financial statements.

11

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

(f)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2021.

(g)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Futures Contracts Purchased

	Contracts	Date	Amount	Value	Unrealized (Depreciation)
2-Year U.S. Treasury Note Futures	60	9/30/21	$13,226,103	$13,219,219	$(6,884)
5-Year U.S. Treasury Note Futures	290	9/30/21	35,847,716	35,794,609	(53,107)
Canadian Dollar Futures	77	9/14/21	6,370,211	6,207,740	(162,471)
Ultra Long Term U.S. Treasury Bond Futures	68	9/21/21	12,484,342	13,102,750	618,408
					$395,946

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	290	9/21/21	$38,153,592	$38,425,000	$(271,408)
Japanese Yen Futures	71	9/13/21	8,076,249	7,993,713	82,536
Mexican Peso Currency Futures	177	9/13/21	4,433,848	4,398,450	35,398
					$(153,474)
Total unrealized appreciation					$736,342
Total unrealized depreciation					(493,870)
Total net unrealized appreciation (depreciation)					$242,472

See notes to financial statements.

12

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2021 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index; Series 36	1.00%	6/20/26	Quarterly	0.48%	$45,000,000	$1,143,859	$1,121,116	$22,743
						$1,143,859	$1,121,116	$22,743

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

13

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory INCORE Investment Quality Bond VIP Series
Assets:
Investments, at value (Cost $606,715,261)	$626,480,408	(a)
Cash	13,907,796
Deposit with broker for futures contracts	3,883,561
Deposit with broker for swap agreements	4,256,082
Receivables:
Interest and dividends	3,633,616
Capital shares issued	51,801
Investments sold	28,046,855
Variation margin on open futures contracts	164,798
Variation margin on open swap agreements	3,019
From Adviser	165,755
Prepaid expenses	3,621
Total Assets	680,597,312
Liabilities:
Payables:
Collateral received on loaned securities	18,940,811
Investments purchased	27,826,804
Capital shares redeemed	479,750
Variation margin on open futures contracts	73,744
Accrued expenses and other payables:
Investment advisory fees	260,797
Administration fees	32,128
Custodian fees	5,562
Transfer agent fees	74,512
Compliance fees	356
Other accrued expenses	53,408
Total Liabilities	47,747,872
Net Assets:
Capital	582,058,661
Total accumulated earnings/(loss)	50,790,779
Net Assets	$632,849,440
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	48,473,250
Net asset value:	$13.06

(a)  Includes $18,486,339 of securities on loan.

See notes to financial statements.

14

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

Victory INCORE Investment Quality Bond VIP Series
Investment Income:
Dividends	$388,877
Interest	6,084,296
Securities lending (net of fees)	10,884
Total Income	6,484,057
Expenses:
Investment advisory fees	1,524,396
Administration fees	170,899
Sub-Administration fees	8,288
Custodian fees	16,854
Transfer agent fees	419,821
Trustees' fees	21,325
Compliance fees	2,282
Legal and audit fees	35,054
Other expenses	24,110
Total Expenses	2,223,029
Expenses waived/reimbursed by Adviser	(515,222)
Net Expenses	1,707,807
Net Investment Income (Loss)	4,776,250
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,636,830
Net realized gains (losses) from futures contracts	(2,644,213)
Net realized gains (losses) from swap agreements	657,048
Net change in unrealized appreciation/depreciation on investment securities	(9,425,503)
Net change in unrealized appreciation/depreciation on futures contracts	324,319
Net change in unrealized appreciation/depreciation on swap agreements	22,743
Net realized/unrealized gains (losses) on investments	(9,428,776)
Change in net assets resulting from operations	$(4,652,526)

See notes to financial statements.

15

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond VIP Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$4,776,250	$11,444,064
Net realized gains (losses) from investments	(350,335)	20,794,150
Net change in unrealized appreciation/depreciation on investments	(9,078,441)	14,823,496
Change in net assets resulting from operations	(4,652,526)	47,061,710
Change in net assets resulting from distributions to shareholders	—	(17,475,430)
Change in net assets resulting from capital transactions	35,779,698	(38,303,156)
Change in net assets	31,127,172	(8,716,876)
Net Assets:
Beginning of period	601,722,268	610,439,144
End of period	$632,849,440	$601,722,268
Capital Transactions:
Proceeds from shares issued	80,007,901	77,676,545
Distributions reinvested	—	17,475,430
Cost of shares redeemed	(44,228,203)	(133,455,131)
Change in net assets resulting from capital transactions	35,779,698	(38,303,156)
Share Transactions:
Issued	6,152,759	5,843,961
Reinvested	—	1,332,985
Redeemed	(3,414,352)	(10,252,933)
Change in Shares	2,738,407	(3,075,987)

See notes to financial statements.

16

This page is intentionally left blank.

17

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments		Total Distributions
Victory INCORE Investment Quality Bond VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$13.16	0.10	(0.20)	(0.10)	—	—		—
Year Ended: December 31, 2020	$12.51	0.25	0.79	1.04	(0.39)	—		(0.39)
December 31, 2019	$11.95	0.31	0.61	0.92	(0.36)	—		(0.36)
December 31, 2018	$12.08	0.30	(0.35)	(0.05)	(0.08)	—	(f)	(0.08)
December 31, 2017	$11.88	0.28	0.21	0.49	(0.29)	—		(0.29)
December 31, 2016	$11.98	0.27	0.15	0.42	(0.30)	(0.22)		(0.52)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.01% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(e)  Annualized for periods less than one year.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

18

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return(c)(d)		Net Expenses(e)	Net Investment Income (Loss)(e)	Gross Expenses(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory INCORE Investment Quality Bond VIP Series
Six Months Ended June 30, 2021 (Unaudited)	—		$13.06	(0.76)%		0.56%	1.57%	0.73%	$632,849	54%
Year Ended: December 31, 2020	—		$13.16	8.35%		0.56%	1.94%	0.75%	$601,722	81%
December 31, 2019	—		$12.51	7.72%		0.56%	2.46%	0.74%	$610,439	96%
December 31, 2018	—		$11.95	(0.41)%		0.56%	2.52%	0.62%	$645,001	109%
December 31, 2017	—		$12.08	4.15%		0.56%	2.28%	0.61%	$726,721	83%
December 31, 2016	—	(f)	$11.88	3.53	%(b)	0.55%	2.17%	0.55%	$716,292	142%

See notes to financial statements.

19

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of eight funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the INCORE Investment Quality Bond VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$17,585,390	$—	$17,585,390
Collateralized Mortgage Obligations	—	5,088,910	—	5,088,910
Preferred Stocks	19,790,315	2,056,455	—	21,846,770
Corporate Bonds	—	330,265,282	—	330,265,282
Residential Mortgage-Backed Securities	—	1,373,921	—	1,373,921
Yankee Dollars	—	54,599,054	—	54,599,054
U.S. Government Mortgage-Backed Agencies	—	108,053,332	—	108,053,332
U.S. Treasury Obligations	—	68,726,938	—	68,726,938
Collateral for Securities Loaned	18,940,811	—	—	18,940,811
Total	$38,731,126	$587,749,282	$—	$626,480,408
Other Financial Investments^:
Assets:
Futures Contracts	$736,342	$—	$—	$736,342
Liabilities:
Futures Contracts	(493,870)	—	—	(493,870)
Assets:
Credit Default Swap Agreements	—	22,743	—	22,743
Total	$242,472	$22,743	$—	$265,215

^  Futures Contracts and Credit Default Swap Agreements are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. As of June 30, 2021, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

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The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market". The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Funds is presented on the Statement of Assets and Liabilities under Deposit with brokers for swap agreements.

The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.

Offsetting of Financial Assets and Derivatives Assets:

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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				Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received	Net Amount
Futures Contracts - Goldman Sachs & Co.	$164,798	$—	$164,798	$(73,744)	$—	$91,054
Credit Default Swap Agreements - Goldman Sachs & Co.	3,019	—	3,019	—	—	3,019
				Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Pledged*	Net Amount
Futures Contracts - Goldman Sachs & Co.	$73,744	$—	$73,744	$(73,744)	$—	$—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by the Fund is disclosed on the Statement of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Assets		Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Open Swap Agreements*	Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Open Swap Agreements*
Equity Risk Exposure:	$736,342	$—	$493,870	$—
Credit Risk Exposure:	—	22,743	—	—

*  Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported on the Schedule of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Equity Risk Exposure:	$(2,644,213)	$—	$324,319	$—
Credit Risk Exposure:	—	657,048	—	22,743

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earn a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
(Value of Securities on Loan)	Cash Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$18,486,339	$18,486,339	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund:

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$148,277,872	$91,412,317	$217,854,544	$225,860,755

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Fund are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion — $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2022. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limit (excluding voluntary waivers) is 0.56%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
$292,569	$1,148,942	$1,095,262	$515,222	$3,051,995

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, nor any particular currency and

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

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Victory Variable Insurance Funds	Supplemental Information June 30, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
$1,000.00	$992.40	$1,022.02	$2.77	$2.81	0.56%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

32

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

33

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IIQBVIP-SAR  (6/21)

June 30, 2021

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Large Cap Alpha VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	19
Proxy Voting and Portfolio Holdings Information	19
Expense Example	19
Liquidity Risk Management Program	20
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Sealed Air Corp.	3.7%
Cboe Global Markets, Inc.	3.6%
Keurig Dr Pepper, Inc.	3.5%
Mondelez International, Inc., Class A	3.2%
Facebook, Inc., Class A	3.1%
Vistra Corp.	3.0%
Comerica, Inc.	3.0%
U.S. Bancorp	2.9%
Hill-Rom Holdings, Inc.	2.8%
Citigroup, Inc.	2.8%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures, contracts money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities

3

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (5.1%):
Alphabet, Inc., Class A (a)	7,745	$18,911,663
Facebook, Inc., Class A (a)	83,760	29,124,190
		48,035,853
Consumer Discretionary (5.7%):
Dollar Tree, Inc. (a)	144,690	14,396,655
General Motors Co. (a)	237,050	14,026,249
LKQ Corp. (a)	345,020	16,981,884
Magna International, Inc.	97,140	8,999,050
		54,403,838
Consumer Staples (6.7%):
Keurig Dr Pepper, Inc.	955,930	33,686,973
Mondelez International, Inc., Class A	483,210	30,171,633
		63,858,606
Energy (6.9%):
Enterprise Products Partners LP	838,610	20,235,659
Hess Corp.	222,970	19,469,740
Pioneer Natural Resources Co.	96,700	15,715,684
Valero Energy Corp.	127,370	9,945,050
		65,366,133
Financials (24.8%):
Aflac, Inc.	357,700	19,194,182
Bank of America Corp.	365,240	15,058,845
Cboe Global Markets, Inc.	287,180	34,188,779
Citigroup, Inc.	379,650	26,860,237
Comerica, Inc.	391,620	27,938,171
Discover Financial Services	159,670	18,887,364
JPMorgan Chase & Co.	122,590	19,067,649
KeyCorp	936,370	19,336,040
RenaissanceRe Holdings Ltd.	106,780	15,891,000
U.S. Bancorp	474,350	27,023,720
Voya Financial, Inc.	186,380	11,462,370
		234,908,357
Health Care (15.4%):
AbbVie, Inc.	82,720	9,317,581
Cigna Corp.	106,360	25,214,765
Hill-Rom Holdings, Inc.	237,490	26,976,489
Humana, Inc.	50,180	22,215,690
Johnson & Johnson	83,410	13,740,963
Medtronic PLC	167,050	20,735,916
Quest Diagnostics, Inc.	90,680	11,967,040
UnitedHealth Group, Inc.	40,865	16,363,981
		146,532,425

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (11.0%):
3M Co.	48,290	$9,591,843
Eaton Corp. PLC	83,460	12,367,103
Johnson Controls International PLC	253,550	17,401,136
L3Harris Technologies, Inc.	43,140	9,324,711
Parker-Hannifin Corp.	42,320	12,996,895
Raytheon Technologies Corp.	136,981	11,685,849
Sensata Technologies Holding PLC (a) (b)	254,410	14,748,148
Union Pacific Corp.	74,100	16,296,813
		104,412,498
Information Technology (7.9%):
Euronet Worldwide, Inc. (a) (b)	189,400	25,635,290
Fidelity National Information Services, Inc.	118,400	16,773,728
FleetCor Technologies, Inc. (a)	81,390	20,840,723
Leidos Holdings, Inc.	113,900	11,515,290
		74,765,031
Materials (6.6%):
Freeport-McMoRan, Inc.	241,850	8,975,054
Sealed Air Corp.	598,190	35,442,757
Vale SA, ADR	780,310	17,798,871
		62,216,682
Real Estate (2.3%):
Host Hotels & Resorts, Inc. (a)	1,309,300	22,375,937
Utilities (6.1%):
Exelon Corp.	472,090	20,918,308
FirstEnergy Corp.	225,280	8,382,669
Vistra Corp.	1,529,370	28,369,813
		57,670,790
Total Common Stocks (Cost $695,523,853)		934,546,150
Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	15,761	15,761
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	426,920	426,920
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	7,866	7,866
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	62,718	62,718
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	281,992	281,992
Total Collateral for Securities Loaned (Cost $795,257)		795,257
Total Investments (Cost $696,319,110) — 98.6%		935,341,407
Other assets in excess of liabilities — 1.4%		13,205,336
NET ASSETS — 100.00%		$948,546,743

^  Purchased with cash collateral from securities on loan.

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

6

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory RS Large Cap Alpha VIP Series
Assets:
Investments, at value (Cost $696,319,110)	$935,341,407	(a)
Cash	13,310,994
Receivables:
Interest and dividends	1,408,283
Capital shares issued	227
From Adviser	278,840
Prepaid expenses	4,560
Total Assets	950,344,311
Liabilities:
Payables:
Collateral received on loaned securities	795,257
Capital shares redeemed	398,812
Accrued expenses and other payables:
Investment advisory fees	396,004
Administration fees	49,017
Custodian fees	5,348
Transfer agent fees	93,487
Compliance fees	528
Other accrued expenses	59,115
Total Liabilities	1,797,568
Net Assets:
Capital	624,171,297
Total accumulated earnings/(loss)	324,375,446
Net Assets	$948,546,743
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	18,222,447
Net asset value:	$52.05

(a)  Includes $775,299 of securities on loan.

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

Victory RS Large Cap Alpha VIP Series
Investment Income:
Dividends	$9,044,079
Interest	851
Securities lending (net of fees)	516
Foreign tax withholding	(19,240)
Total Income	9,026,206
Expenses:
Investment advisory fees	2,364,024
Administration fees	264,974
Sub-Administration fees	7,434
Custodian fees	20,034
Transfer agent fees	631,771
Trustees' fees	31,986
Compliance fees	3,470
Legal and audit fees	49,430
Other expenses	23,661
Total Expenses	3,396,784
Expenses waived/reimbursed by Adviser	(795,700)
Net Expenses	2,601,084
Net Investment Income (Loss)	6,425,122
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	75,922,682
Net change in unrealized appreciation/depreciation on investment securities	67,377,818
Net realized/unrealized gains (losses) on investments	143,300,500
Change in net assets resulting from operations	$149,725,622

See notes to financial statements.

8

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Large Cap Alpha VIP Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$6,425,122	$12,027,378
Net realized gains (losses) from investments	75,922,682	(12,788,108)
Net change in unrealized appreciation/depreciation on investments	67,377,818	(6,154,345)
Change in net assets resulting from operations	149,725,622	(6,915,075)
Change in net assets resulting from distributions to shareholders	—	(66,563,701)
Change in net assets resulting from capital transactions	(102,368,727)	15,973,696
Change in net assets	47,356,895	(57,505,080)
Net Assets:
Beginning of period	901,189,848	958,694,928
End of period	$948,546,743	$901,189,848
Capital Transactions:
Proceeds from shares issued	2,934,336	47,198,944
Distributions reinvested	—	66,563,701
Cost of shares redeemed	(105,303,063)	(97,788,949)
Change in net assets resulting from capital transactions	(102,368,727)	15,973,696
Share Transactions:
Issued	59,489	1,205,003
Reinvested	—	1,510,096
Redeemed	(2,094,789)	(2,316,973)
Change in Shares	(2,035,300)	398,126

See notes to financial statements.

9

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS Large Cap Alpha VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$44.49	0.33	7.23	7.56	—	—	—
Year Ended:
December 31, 2020	$48.27	0.62	(0.90)	(0.28)	(0.56)	(2.94)	(3.50)
December 31, 2019	$43.45	0.70	12.75	13.45	(0.48)	(8.15)	(8.63)
December 31, 2018	$54.01	0.60	(5.44)	(4.84)	(0.02)	(5.70)	(5.72)
December 31, 2017	$45.98	0.51	8.07	8.58	(0.55)	—	(0.55)
December 31, 2016	$44.26	0.50	3.50	4.00	(0.52)	(1.76)	(2.28)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.01% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(e)  Annualized for periods less than one year.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

10

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return(c)(d)		Net Expenses(e)	Net Investment Income (Loss)(e)	Gross Expenses(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory RS Large Cap Alpha VIP Series
Six Months Ended June 30, 2021 (Unaudited)	—		$52.05	16.99%		0.55%	1.36%	0.72%	$948,547	29%
Year Ended:
December 31, 2020	—		$44.49	(0.44)%		0.55%	1.47%	0.74%	$901,190	101%
December 31, 2019	—		$48.27	31.16%		0.55%	1.37%	0.73%	$958,695	50%
December 31, 2018	—		$43.45	(9.00)%		0.55%	1.10%	0.62%	$846,990	60%
December 31, 2017	—		$54.01	18.67%		0.55%	1.02%	0.60%	$1,060,740	56%
December 31, 2016	—	(f)	$45.98	9.03	%(b)	0.54%	1.12%	0.54%	$1,020,600	84%

See notes to financial statements.

11

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of eight funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the RS Large Cap Alpha VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$934,546,150	$—	$—	$934,546,150
Collateral for Securities Loaned	795,257	—	—	795,257
Total	$935,341,407	$—	$—	$935,341,407

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real- estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund's has been provided for in accordance with each investment's applicable country's tax rules and rates.

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earn a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
(Value of Securities on Loan)	Cash Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$775,299	$775,299	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund:

Excluding U.S. Government Securities
Purchases	Sales
$270,058,834	$402,852,074

There were no purchases or sales of U.S. Government Securities during the six months ended June 30, 2021.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Fund are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion — $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2022. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limit (excluding voluntary waivers) is 0.55%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
$453,084	$1,698,805	$1,542,248	$795,700	$4,489,837

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fire and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Limited Portfolio Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had net capital loss carryforwards ("CLCFs") as summarized in the table below.

Short-Term	Total
$3,341,148	$3,341,148

18

Victory Variable Insurance Funds	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
$1,000.00	$1,169.90	$1,022.07	$2.96	$2.76	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

19

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-LCAVIP-SAR  (6/21)

June 30, 2021

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Low Duration Bond VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	32
Proxy Voting and Portfolio Holdings Information	32
Expense Example	32
Liquidity Risk Management Program	33
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide a high level of current income consistent with preservation of capital.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (5.0%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 8/18/22 @ 100 (a)	$1,767,023	$1,775,406
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 2/18/24 @ 100	1,815,000	1,805,997
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 7/20/23 @ 100	1,164,000	1,157,946
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 7/16/24 @ 100	951,000	948,047
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable 5/15/25 @ 100	1,400,000	1,399,696
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 12/15/23 @ 100	1,164,000	1,166,692
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 6/20/24 @ 100 (a) (b)	2,366,000	2,367,341
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 9/15/24 @ 100 (b)	1,295,000	1,293,524
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 8/15/24 @ 100 (b)	1,348,000	1,347,838
Total Asset-Backed Securities (Cost $13,268,540)		13,262,487
Collateralized Mortgage Obligations (1.6%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.30% (LIBOR03M+112bps), 1/15/31, Callable 7/15/21 @ 100 (a) (b) (c)	1,000,000	1,000,222
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.43% (LIBOR03M+125bps), 1/15/30, Callable 7/15/21 @ 100 (a) (b) (c)	2,175,000	2,169,478
Voya CLO Ltd., Series 2017-4A, Class A1, 1.31% (LIBOR03M+113bps), 10/15/30, Callable 7/15/21 @ 100 (a) (b) (c)	1,000,000	1,000,209
Total Collateralized Mortgage Obligations (Cost $4,175,000)		4,169,909
Preferred Stocks (2.1%)
Financials (0.9%):
AMG Capital Trust II, 10/15/37, 5.15%	8,285	497,961
Bank of America Corp., Series L, 7.25% (d)	425	601,800
KKR & Co., Inc., Series C, 9/15/23, 6.00% (e)	7,108	547,742
Wells Fargo & Co., Series L, 7.50% (d)	510	778,367
		2,425,870
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (e)	149	219,815
Industrials (0.2%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (e)	5,545	669,448
Utilities (0.9%):
American Electric Power Co., Inc., 8/15/23, 6.13%	4,295	220,076
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	6,455	626,974
DTE Energy Co., 11/1/22, 6.25%	7,803	385,702

See notes to financial statements.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
NextEra Energy, Inc., 3/1/23, 5.27%	$11,340	$555,207
The Southern Co., Series 2019, 8/1/22, 6.75%	10,010	506,806
		2,294,765
Total Preferred Stocks (Cost $5,262,337)		5,609,898
Corporate Bonds (52.4%)
Communication Services (3.9%):
AT&T, Inc., 1.70%, 3/25/26, Callable 3/25/23 @ 100	3,500,000	3,537,590
CenturyLink, Inc., 6.75%, 12/1/23	402,000	445,617
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100	504,000	548,967
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a)	2,182,000	2,353,854
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	1,412,000	1,529,690
Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 8/9/21 @ 102.31 (a) (b)	879,000	902,540
Verizon Communications, Inc. 3.38%, 2/15/25 (a)	325,000	353,099
1.26% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a) (c)	719,000	741,023
		10,412,380
Consumer Discretionary (7.6%):
Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100 (e)	2,780,000	2,780,973
Aptiv Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	1,628,000	1,765,143
AutoZone, Inc., 3.13%, 4/18/24, Callable 3/18/24 @ 100	2,682,000	2,855,418
Booking Holdings, Inc. 0.90%, 9/15/21	105,000	114,186
0.75%, 5/1/25 (e)	415,000	587,922
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,006,000	3,177,583
Expedia Group, Inc. 3.60%, 12/15/23, Callable 11/15/23 @ 100	980,000	1,041,230
2/15/26 (b) (e)	245,000	265,215
General Motors Co., 4.88%, 10/2/23 (a)	1,191,000	1,296,415
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	536,000	559,241
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100 (e)	1,138,000	1,243,242
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a) (b)	256,000	265,219
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100 (e)	1,225,000	1,305,299
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,985,000	3,082,699
		20,339,785
Consumer Staples (2.6%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	2,296,000	2,290,765
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	295,000	333,707
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	795,000	811,719
Constellation Brands, Inc., 4.25%, 5/1/23 (a)	954,000	1,017,346
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a) (e)	638,000	680,031
Tyson Foods, Inc. 3.90%, 9/28/23, Callable 8/28/23 @ 100 (a)	400,000	428,576
3.95%, 8/15/24, Callable 5/15/24 @ 100	1,130,000	1,229,361
		6,791,505

See notes to financial statements.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Energy (2.8%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	$400,000	$412,884
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	732,000	763,432
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	310,000	323,646
HollyFrontier Corp., 2.63%, 10/1/23	929,000	961,339
Pioneer Natural Resources Co. 0.55%, 5/15/23	1,280,000	1,280,819
0.25%, 5/15/25	390,000	622,078
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	925,000	949,429
Valero Energy Corp. 2.70%, 4/15/23 (a)	1,001,000	1,037,967
1.20%, 3/15/24	980,000	987,928
		7,339,522
Financials (10.3%):
Ares Capital Corp., 4.63%, 3/1/24	670,000	735,446
Bank of America Corp., 4.20%, 8/26/24, MTN (a)	2,551,000	2,799,978
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	627,000	675,530
Citigroup, Inc., 1.20% (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a) (c) (e)	1,500,000	1,505,295
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 8/9/21 @ 102.88 (a) (b)	808,000	833,614
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100 (e)	1,880,000	1,917,562
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a) (e)	731,000	783,449
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,530,420
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	2,451,000	2,699,409
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100 (b) (e)	1,512,000	1,570,847
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	530,000	573,216
Morgan Stanley 4.88%, 11/1/22 (a)	918,000	971,235
0.53% (SOFR+46bps), 1/25/24, Callable 1/25/23 @ 100 (c)	3,425,000	3,423,904
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	330,000	380,094
The Bank of New York Mellon Corp., 0.75%, 1/28/26, MTN, Callable 12/28/25 @ 100	1,085,000	1,073,965
The Goldman Sachs Group, Inc., 1.93% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a) (c)	1,500,000	1,583,460
Unum Group, 4.00%, 3/15/24	1,330,000	1,436,240
Wells Fargo & Co., 0.81% (SOFR+51bps), 5/19/25, MTN, Callable 5/19/24 @ 100 (c)	700,000	698,733
Zions Bancorp NA 3.50%, 8/27/21 (a) (e)	1,465,000	1,471,798
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	910,000	925,661
		27,589,856

See notes to financial statements.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Health Care (5.2%):
AbbVie, Inc., 3.85%, 6/15/24, Callable 3/15/24 @ 100 (e)	$3,455,000	$3,746,118
Anthem, Inc., 2.75%, 10/15/42	120,000	646,431
Biogen, Inc., 3.63%, 9/15/22	925,000	960,501
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	588,000	620,299
HCA, Inc., 5.00%, 3/15/24	2,521,000	2,786,386
Humana, Inc. 3.15%, 12/1/22, Callable 9/1/22 @ 100 (a) (e)	921,000	949,579
2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	515,000	531,907
Illumina, Inc., 8/15/23 (e)	440,000	559,218
Mylan, Inc., 3.13%, 1/15/23 (b) (e)	2,521,000	2,613,243
Upjohn, Inc., 1.13%, 6/22/22 (b)	475,000	478,382
		13,892,064
Industrials (5.3%):
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	3,385,000	3,368,752
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,025,000	1,063,489
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31 (a)	1,000,000	1,054,090
Fortive Corp., 0.88%, 2/15/22	675,000	677,207
Roper Technologies, Inc., 0.45%, 8/15/22	981,000	981,579
Sensata Technologies BV, 5.63%, 11/1/24 (a) (b)	785,000	875,487
Southwest Airlines Co. 4.75%, 5/4/23	1,973,000	2,117,581
1.25%, 5/1/25	350,000	530,278
The Boeing Co., 2.20%, 2/4/26, Callable 2/4/23 @ 100 (a)	2,659,000	2,684,128
Waste Management, Inc., 2.40%, 5/15/23, Callable 3/15/23 @ 100 (a) (e)	782,000	809,182
		14,161,773
Information Technology (5.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25	285,000	373,327
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	2,520,000	2,691,864
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (a)	1,334,000	1,467,187
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (e)	490,000	563,064
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	504,000	562,777
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	842,000	892,284
Maxim Integrated Products, Inc., 3.38%, 3/15/23, Callable 12/15/22 @ 100	809,000	842,832
Micron Technology, Inc., 2.50%, 4/24/23	2,521,000	2,605,201
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (b)	608,000	628,332
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	1,710,000	1,751,160
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	1,082,580
ServiceNow, Inc., 6/1/22	20,000	81,330
Square, Inc., 0.25%, 11/1/27 (b) (e)	215,000	250,223
Western Digital Corp., 1.50%, 2/1/24	575,000	613,686
		14,405,847
Materials (3.0%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	780,000	822,089
Graphic Packaging International LLC, 0.82%, 4/15/24, Callable 3/15/24 @ 100 (b)	2,022,000	2,008,736

See notes to financial statements.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Nucor Corp., 4.13%, 9/15/22, Callable 6/15/22 @ 100 (a) (e)	$1,527,000	$1,581,437
Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100	1,064,000	1,150,173
Southern Copper Corp., 3.88%, 4/23/25	2,352,000	2,563,210
		8,125,645
Real Estate (3.0%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	1,047,440
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100 (e)	750,000	783,547
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24, Callable 10/15/24 @ 100	954,000	1,007,157
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,229,000	1,285,608
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	602,000	637,488
Kite Realty Group LP, 0.75%, 4/1/27 (b)	100,000	104,966
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,680,000	1,746,276
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	500,000	516,435
Weingarten Realty Investors 3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	300,000	308,514
3.50%, 4/15/23, Callable 1/15/23 @ 100	505,000	526,796
		7,964,227
Utilities (3.3%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100 (e)	597,000	628,838
CenterPoint Energy, Inc., 4.57%, 9/15/29	3,690	241,252
Exelon Corp. 3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,117,000	2,170,962
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	541,000	595,317
NextEra Energy Capital Holdings, Inc. 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	1,345,000	1,390,232
0.65%, 3/1/23	1,186,000	1,190,104
Vistra Operations Co. LLC, 3.55%, 7/15/24, Callable 6/15/24 @ 100 (b)	2,500,000	2,642,725
		8,859,430
Total Corporate Bonds (Cost $136,847,130)		139,882,034
Residential Mortgage-Backed Securities (1.6%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 2.87%, 10/25/33, Callable 7/25/21 @ 100 (a) (f)	297,761	297,761
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/31/33 (a)	2,323	2,422
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 2.60%, 11/25/34, Callable 7/25/21 @ 100 (a) (f)	220,409	220,409
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 7/25/21 @ 100 (a)	1,070	773
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/21 @ 100 (a)	1,564	1,491
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.91%, 10/25/29, Callable 5/25/22 @ 100 (a) (b) (f)	913,883	924,774
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 5/25/23 @ 100 (a) (b) (f)	925,503	931,560

See notes to financial statements.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.38% (LIBOR03M+120bps), 7/29/30, Callable 7/29/21 @ 100 (a) (b) (c)	$1,750,000	$1,749,996
Residential Asset Securities Corp., Series 2005-KS1, Class M1, 0.77% (LIBOR01M+68bps), 2/25/35, Callable 7/25/21 @ 100 (a) (c)	167,763	167,763
Total Residential Mortgage-Backed Securities (Cost $4,282,093)		4,296,949
Yankee Dollars (10.1%)
Communication Services (0.2%):
SES SA, 3.60%, 4/4/23 (b)	510,000	533,246
Consumer Discretionary (0.9%):
Stellantis NV, 5.25%, 4/15/23	2,211,000	2,384,011
Consumer Staples (3.4%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	2,303,000	2,501,484
Heineken NV, 3.40%, 4/1/22 (b)	1,420,000	1,451,794
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	2,202,000	2,281,448
Pernod Ricard SA, 4.25%, 7/15/22 (a) (b)	767,000	796,115
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b)	2,080,000	2,120,768
		9,151,609
Energy (1.2%):
Canadian Natural Resources Ltd. 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,170,000	1,212,237
3.80%, 4/15/24, Callable 1/15/24 @ 100	1,201,000	1,290,883
Ecopetrol SA, 5.88%, 9/18/23 (a)	776,000	840,470
		3,343,590
Financials (2.3%):
Barclays Bank PLC 2/4/25 (a)	300,000	431,142
2/18/25	265,000	302,802
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	1,525,000	1,558,748
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	3,470,000	3,728,897
		6,021,589
Industrials (0.7%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	1,087,361
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	651,000	661,214
		1,748,575
Materials (1.2%):
Anglo American Capital PLC, 3.63%, 9/11/24 (b) (e)	2,984,000	3,221,705
Utilities (0.2%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (e)	615,000	658,167
Total Yankee Dollars (Cost $26,826,447)		27,062,492

See notes to financial statements.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage-Backed Agencies (4.7%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 8/1/40 (a)	$479,796	$545,724
5.50%, 10/25/23 (a)	1,935	2,011
Series 4207, Class JD, 1.50%, 5/15/28 (a)	1,276,356	1,291,740
7.00%, 9/1/38 (a)	2,402	2,884
Series 4320, Class AP, 3.50%, 7/15/39 (a)	536,675	571,777
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (a)	3,130,427	3,200,349
Series 4444, Class CH, 3.00%, 1/15/41 (a)	750,490	761,355
Series 4049, Class AB, 2.75%, 12/15/41 (a)	166,865	169,493
		6,545,333
Federal National Mortgage Association Series 2010-156, Class DY, 3.50%, 1/25/26 – 3/25/44 (a)	965,547	998,869
6.00%, 2/1/37 (a)	698,976	819,390
Series 2013-33, Class UD, 2.50%, 4/25/39 – 5/25/40 (a)	560,990	571,950
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,172,830	1,242,778
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	201,952	204,857
5.00%, 2/1/41 – 10/1/41 (a)	1,920,562	2,184,792
		6,022,636
Total U.S. Government Mortgage-Backed Agencies (Cost $12,232,802)		12,567,969
U.S. Treasury Obligations (18.7%)
U.S. Treasury Notes 1.50%, 8/31/21 (a)	2,941,000	2,947,893
0.38%, 3/31/22 (a)	356,000	356,779
0.13%, 4/15/22 (a)	8,017,306	8,223,572
0.13%, 6/30/22 (a)	7,598,000	7,600,078
0.13%, 7/15/23	23,403,000	23,342,664
0.13%, 10/15/23	2,127,000	2,117,860
0.13%, 2/15/24	5,546,000	5,510,471
Total U.S. Treasury Obligations (Cost $49,950,959)		50,099,317
Collateral for Securities Loaned^ (3.2%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (g)	171,817	171,817
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	4,653,964	4,653,964
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	85,745	85,745
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	683,705	683,705
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	3,074,070	3,074,070
Total Collateral for Securities Loaned (Cost $8,669,301)		8,669,301
Total Investments (Cost $261,514,609) — 99.4%		265,620,356
Other assets in excess of liabilities — 0.6%		1,539,937
NET ASSETS — 100.00%		$267,160,293

See notes to financial statements.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $48,581,359 and amounted to 18.2% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(d)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(e)  All or a portion of this security is on loan.

(f)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2021.

(g)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

See notes to financial statements.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar Futures	33	9/14/21	$2,730,090	$2,660,460	$(69,630)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	14	9/21/21	$1,841,608	$1,855,000	$(13,392)
5-Year U.S. Treasury Note Futures	105	9/30/21	12,977,875	12,960,117	17,758
Japanese Yen Futures	31	9/13/21	3,526,250	3,490,213	36,037
Mexican Peso Currency Futures	76	9/13/21	1,903,799	1,888,600	15,199
Ultra Long Term U.S. Treasury Bond Futures	4	9/21/21	733,146	770,750	(37,604)
					$17,998
Total unrealized appreciation					$68,994
Total unrealized depreciation					(120,626)
Total net unrealized appreciation (depreciation)					$(51,632)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2021 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index; Series 36	1.00%	6/20/26	Quarterly	0.48%	$19,000,000	$482,962	$473,765	$9,197
						$482,962	$473,765	$9,197

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a

See notes to financial statements.

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory INCORE Low Duration Bond VIP Series
Assets:
Investments, at value (Cost $261,514,609)	$265,620,356	(a)
Cash	6,296,505
Deposit with brokers for futures contracts	784,987
Deposit with brokers for swap agreements	2,096,542
Receivables:
Interest and dividends	1,398,305
Capital shares issued	78,205
Variation margin on open futures contracts	30,954
Variation margin on open swap agreements	746
From Adviser	65,581
Prepaid expenses	1,504
Total Assets	276,373,685
Liabilities:
Payables:
Collateral received on loaned securities	8,669,301
Capital shares redeemed	343,058
Variation margin on open futures contracts	16,819
Accrued expenses and other payables:
Investment advisory fees	99,685
Administration fees	13,608
Custodian fees	2,902
Transfer agent fees	34,181
Compliance fees	151
Other accrued expenses	33,687
Total Liabilities	9,213,392
Net Assets:
Capital	259,613,139
Total accumulated earnings/(loss)	7,547,154
Net Assets	$267,160,293
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	24,940,950
Net asset value:	$10.71

(a)  Includes $8,462,504 of securities on loan.

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

Victory INCORE Low Duration Bond VIP Series
Investment Income:
Dividends	$144,166
Interest	2,141,230
Securities lending (net of fees)	3,642
Total Income	2,289,038
Expenses:
Investment advisory fees	583,394
Administration fees	72,658
Sub-Administration fees	8,288
Custodian fees	9,442
Transfer agent fees	180,829
Trustees' fees	9,405
Compliance fees	965
Legal and audit fees	17,820
Other expenses	12,909
Total Expenses	895,710
Expenses waived/reimbursed by Adviser	(208,322)
Net Expenses	687,388
Net Investment Income (Loss)	1,601,650
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,378,206
Net realized gains (losses) from futures contracts	266,788
Net realized gains (losses) from swap agreements	296,478
Net change in unrealized appreciation/depreciation on investment securities	(1,618,722)
Net change in unrealized appreciation/depreciation on futures contracts	(27,540)
Net change in unrealized appreciation/depreciation on swap agreements	9,197
Net realized/unrealized gains (losses) on investments	304,407
Change in net assets resulting from operations	$1,906,057

See notes to financial statements.

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory INCORE Low Duration Bond VIP Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$1,601,650	$4,189,569
Net realized gains (losses) from investments	1,941,472	1,777,955
Net change in unrealized appreciation/depreciation on investments	(1,637,065)	4,246,404
Change in net assets resulting from operations	1,906,057	10,213,928
Change in net assets resulting from distributions to shareholders	—	(6,215,654)
Change in net assets resulting from capital transactions	17,208,089	(10,649,731)
Change in net assets	19,114,146	(6,651,457)
Net Assets:
Beginning of period	248,046,147	254,697,604
End of period	$267,160,293	$248,046,147
Capital Transactions:
Proceeds from shares issued	$37,144,659	$41,353,337
Distributions reinvested	—	6,215,654
Cost of shares redeemed	(19,936,570)	(58,218,722)
Change in net assets resulting from capital transactions	$17,208,089	$(10,649,731)
Share Transactions:
Issued	3,477,877	3,853,916
Reinvested	—	585,278
Redeemed	(1,866,761)	(5,493,352)
Change in Shares	1,611,116	(1,054,158)

See notes to financial statements.

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Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Low Duration Bond VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$10.63	0.07	0.01	0.08	—	—
Year Ended: December 31, 2020	$10.45	0.18	0.27	0.45	(0.27)	(0.27)
December 31, 2019	$10.27	0.23	0.16	0.39	(0.21)	(0.21)
December 31, 2018	$10.22	0.19	(0.09)	0.10	(0.05)	(0.05)
December 31, 2017	$10.20	0.15	0.02	0.17	(0.15)	(0.15)
December 31, 2016	$10.13	0.12	0.09	0.21	(0.14)	(0.14)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.005% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(e)  Annualized for periods less than one year.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)		Net Asset Value, End of Period	Total Return(c)(d)		Net Expenses(e)	Net Investment Income (Loss)(e)	Gross Expenses(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory INCORE Low Duration Bond VIP Series
Six Months Ended June 30, 2021 (Unaudited)	—		$10.71	0.75%		0.53%	1.23%	0.69%	$267,160	53%
Year Ended: December 31, 2020	—		$10.63	4.33%		0.53%	1.71%	0.71%	$248,046	88%
December 31, 2019	—		$10.45	3.79%		0.53%	2.16%	0.71%	$254,698	75%
December 31, 2018	—		$10.27	1.01%		0.53%	1.85%	0.58%	$264,449	55%
December 31, 2017	—		$10.22	1.64%		0.53%	1.44%	0.58%	$292,306	91%
December 31, 2016	—	(f)	$10.20	2.04	%(b)	0.53%	1.21%	0.53%	$273,151	55%

See notes to financial statements.

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of eight funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the INCORE Low Duration Bond VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$13,262,487	$—	$13,262,487
Collateralized Mortgage Obligations	—	4,169,909	—	4,169,909
Preferred Stocks	5,111,937	497,961	—	5,609,898
Corporate Bonds	—	139,882,034	—	139,882,034
Residential Mortgage-Backed Securities	—	4,296,949	—	4,296,949
Yankee Dollars	—	27,062,492	—	27,062,492
U.S. Government Mortgage-Backed Agencies	—	12,567,969	—	12,567,969
U.S. Treasury Obligations	—	50,099,317	—	50,099,317
Collateral for Securities Loaned	8,669,301	—	—	8,669,301
Total	$13,781,238	$251,839,118	$—	$265,620,356
Other Financial Investments^:
Assets:
Futures Contracts	$68,994	$—	$—	$68,994
Liabilities:
Futures Contracts	(120,626)	—	—	(120,626)
Assets:
Credit Default Swap Agreements	—	9,197	—	9,197
Total	$(51,632)	$9,197	$—	$(42,435)

^  Futures Contracts and Credit Default Swap Agreements are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage- backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. As of June 30, 2021, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market". The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Funds is presented on the Statement of Assets and Liabilities under Deposit with brokers for swap agreements.

The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.

Offsetting of Financial Assets and Derivatives Assets:

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

				Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received	Net Amount
Futures Contracts-Goldman Sachs & Co.	$30,954	$—	$30,954	$(16,819)	$—	$14,135
Credit Default Swap Agreements- Goldman Sachs & Co.	746	—	746	—	—	746
				Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Pledged*	Net Amount
Futures Contracts-Goldman Sachs & Co.	$16,819	$—	$16,819	$(16,819)	$—	$—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by the Fund is disclosed on the Statement of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Assets		Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Open Swap Agreements*	Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Open Swap Agreements*
Equity Risk Exposure:	$68,994	$—	$120,626	$—
Credit Risk Exposure:	—	9,197	—	—

*  Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported on the Schedule of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Equity Risk Exposure:	$266,788	$—	$(27,540)	$—
Credit Risk Exposure:	—	296,478	—	9,197

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earn a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
(Value of Securities on Loan)	Cash Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$8,462,504	$8,462,504	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund:

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$147,169,052	$51,151,484	$6,969,375	$80,720,928

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.45% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Fund are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion — $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2022. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limit (excluding voluntary waivers) is 0.53%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
$103,416	$459,668	$449,234	$208,322	$1,220,640

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, nor any particular currency and

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had net capital loss carryforwards ("CLCFs") as summarized in the table below.

Short-Term	Long-Term	Total
$718,674	$3,552,857	$4,271,531

Victory Variable Insurance Funds	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
$1,000.00	$1,007.50	$1,022.17	$2.64	$2.66	0.53%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-ILDBVIP-SAR  (6/21)

June 30, 2021

Semi Annual Report

Victory Variable Insurance Funds

Victory 500 Index VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	5
Financial Statements
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	31
Proxy Voting and Portfolio Holdings Information	31
Expense Example	31
Liquidity Risk Management Program	32
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory 500 Index VIP Series	June 30, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide performance that matches the stocks composing the Victory US Large Cap 500 Index, before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Apple, Inc.	6.3%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class C	4.1%
Facebook, Inc., Class A	2.1%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
NVIDIA Corp.	1.3%
JPMorgan Chase & Co.	1.3%
Johnson & Johnson	1.2%

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory 500 Index VIP Series	June 30, 2021

  (Unaudited)

Sector Allocation*:

June 30, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (11.4%):
Activision Blizzard, Inc.	2,282	$217,794
Alphabet, Inc., Class C (a)	1,837	4,604,110
Altice USA, Inc., Class A (a)	225	7,681
AT&T, Inc.	22,132	636,959
Charter Communications, Inc., Class A (a)	449	323,931
Comcast Corp., Class A (b)	13,641	777,810
Discovery, Inc., Class A (a) (b)	396	12,149
DISH Network Corp., Class A (a)	688	28,758
Electronic Arts, Inc.	878	126,283
Facebook, Inc., Class A (a)	6,846	2,380,423
Fox Corp., Class A	966	35,868
IAC/InterActiveCorp. (a)	201	30,988
Liberty Broadband Corp., Class A (a)	525	88,289
Liberty Media Corp.-Liberty SiriusXM, Class A (a) (b)	865	40,292
Live Nation Entertainment, Inc. (a)	407	35,649
Lumen Technologies, Inc.	3,066	41,667
Match Group, Inc. (a)	785	126,581
Netflix, Inc. (a)	1,360	718,366
News Corp., Class A	906	23,348
Omnicom Group, Inc.	653	52,233
Pinterest, Inc., Class A (a)	291	22,974
Sirius XM Holdings, Inc. (b)	3,070	20,078
Snap, Inc., Class A (a)	3,435	234,061
Take-Two Interactive Software, Inc. (a)	351	62,134
The Walt Disney Co. (a)	5,039	885,705
T-Mobile U.S., Inc. (a)	2,319	335,861
Twitter, Inc. (a)	2,422	166,658
Verizon Communications, Inc.	12,563	703,905
ViacomCBS, Inc., Class B	1,603	72,456
Warner Music Group Corp., Class A	252	9,082
Zillow Group, Inc., Class C (a)	283	34,588
ZoomInfo Technologies, Inc., Class A (a)	153	7,982
		12,864,663
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	194	70,288
Cisco Systems, Inc.	13,063	692,339
Motorola Solutions, Inc.	520	112,762
Palo Alto Networks, Inc. (a) (c)	292	108,347
Ubiquiti, Inc. (b)	20	6,244
		989,980
Consumer Discretionary (12.1%):
Airbnb, Inc., Class A (a) (b)	181	27,718
Amazon.com, Inc. (a)	1,415	4,867,826
AutoZone, Inc. (a)	67	99,979
Best Buy Co., Inc.	694	79,796
Booking Holdings, Inc. (a)	127	277,887

See notes to financial statements.

5

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Burlington Stores, Inc. (a)	169	$54,416
Caesars Entertainment, Inc. (a)	497	51,564
CarMax, Inc. (a)	500	64,575
Carnival Corp. (a) (b)	2,730	71,963
Carvana Co. (a)	34	10,262
Chewy, Inc., Class A (a) (b)	163	12,993
Chipotle Mexican Grill, Inc. (a)	85	131,779
D.R. Horton, Inc.	964	87,117
Darden Restaurants, Inc.	363	52,994
Dollar General Corp.	632	136,758
Dollar Tree, Inc. (a)	719	71,540
Domino's Pizza, Inc.	104	48,515
Doordash, Inc., Class A (a)	106	18,903
eBay, Inc.	2,090	146,739
Etsy, Inc. (a)	365	75,132
Expedia Group, Inc. (a)	412	67,449
Ford Motor Co. (a)	11,982	178,053
General Motors Co. (a)	4,118	243,662
Genuine Parts Co.	443	56,026
Hilton Worldwide Holdings, Inc. (a)	800	96,496
L Brands, Inc.	801	57,720
Las Vegas Sands Corp. (a) (c)	1,346	70,921
Lennar Corp., Class A	808	80,275
Lowe's Cos., Inc.	2,122	411,604
Marriott International, Inc., Class A (a)	946	129,148
McDonald's Corp.	2,118	489,237
MGM Resorts International	1,408	60,051
NIKE, Inc., Class B	3,970	613,325
NVR, Inc. (a)	11	54,706
O'Reilly Automotive, Inc. (a)	216	122,301
Peloton Interactive, Inc., Class A (a) (b)	136	16,867
Penn National Gaming, Inc. (a)	408	31,208
Pool Corp.	123	56,415
Roku, Inc. (a)	65	29,851
Ross Stores, Inc.	1,012	125,488
Royal Caribbean Cruises Ltd. (a)	631	53,812
Starbucks Corp.	3,576	399,833
Target Corp. (c)	1,534	370,829
Tesla, Inc. (a)	2,577	1,751,587
The Home Depot, Inc.	3,296	1,051,061
The TJX Cos., Inc.	3,738	252,016
Tractor Supply Co.	354	65,865
Ulta Beauty, Inc. (a)	170	58,781
VF Corp.	972	79,743
Wayfair, Inc., Class A (a) (b)	146	46,094
Wynn Resorts Ltd. (a)	287	35,100
Yum! Brands, Inc.	797	91,679
		13,635,659
See notes to financial statements.

6

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (5.8%):
Altria Group, Inc.	5,314	$253,372
Archer-Daniels-Midland Co.	1,568	95,021
Brown-Forman Corp., Class B	812	60,851
Campbell Soup Co.	672	30,636
Church & Dwight Co., Inc.	752	64,085
Colgate-Palmolive Co.	2,539	206,548
Conagra Brands, Inc.	1,378	50,132
Constellation Brands, Inc., Class A	519	121,389
Costco Wholesale Corp.	1,328	525,450
General Mills, Inc.	1,891	115,219
Hormel Foods Corp.	937	44,742
Kellogg Co.	844	54,295
Keurig Dr Pepper, Inc.	2,359	83,131
Kimberly-Clark Corp.	1,035	138,462
McCormick & Co., Inc.	610	53,875
Mondelez International, Inc., Class A	4,263	266,182
Monster Beverage Corp. (a)	1,138	103,956
PepsiCo, Inc.	4,283	634,612
Philip Morris International, Inc.	4,831	478,800
Sysco Corp.	1,552	120,668
The Clorox Co.	381	68,546
The Coca-Cola Co.	12,802	692,716
The Estee Lauder Cos., Inc.	627	199,436
The Hershey Co.	432	75,246
The Kraft Heinz Co.	2,235	91,143
The Kroger Co.	2,124	81,370
The Procter & Gamble Co.	7,429	1,002,395
Tyson Foods, Inc., Class A	762	56,205
Walgreens Boots Alliance, Inc.	2,341	123,160
Walmart, Inc.	4,774	673,230
		6,564,873
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	1,696	116,023
CDW Corp.	435	75,973
Cognex Corp.	530	44,547
Corning, Inc.	2,528	103,395
Keysight Technologies, Inc. (a)	565	87,242
Trimble, Inc. (a)	753	61,618
Zebra Technologies Corp. (a)	166	87,895
		576,693
Energy (2.7%):
Baker Hughes Co.	2,107	48,187
Cheniere Energy, Inc. (a)	786	68,178
Chevron Corp.	5,928	620,899
ConocoPhillips	4,139	252,065
Devon Energy Corp.	2,076	60,598
EOG Resources, Inc.	1,466	122,323
Exxon Mobil Corp.	12,709	801,684

See notes to financial statements.

7

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Halliburton Co.	2,555	$59,072
Hess Corp.	795	69,419
Kinder Morgan, Inc.	6,576	119,881
Marathon Petroleum Corp.	2,002	120,961
Occidental Petroleum Corp.	2,893	90,464
ONEOK, Inc.	1,352	75,225
Phillips 66	1,357	116,458
Pioneer Natural Resources Co.	700	113,764
Schlumberger Ltd.	4,334	138,731
The Williams Cos., Inc.	3,765	99,961
Valero Energy Corp.	1,267	98,927
		3,076,797
Financials (11.2%):
Aflac, Inc.	2,040	109,466
Ally Financial, Inc.	1,101	54,874
American Express Co.	2,123	350,783
American International Group, Inc.	2,604	123,950
Ameriprise Financial, Inc.	359	89,348
Arch Capital Group Ltd. (a)	1,093	42,561
Ares Management Corp., Class A	626	39,807
Arthur J. Gallagher & Co.	607	85,029
Bank of America Corp.	24,605	1,014,464
Berkshire Hathaway, Inc., Class B (a)	6,780	1,884,298
BlackRock, Inc.	473	413,861
Brown & Brown, Inc.	708	37,623
Capital One Financial Corp.	1,385	214,246
Cincinnati Financial Corp.	442	51,546
Citigroup, Inc.	6,272	443,744
Citizens Financial Group, Inc.	1,306	59,906
CME Group, Inc.	879	186,946
Discover Financial Services	935	110,601
Equitable Holdings, Inc.	1,132	34,469
Fifth Third Bancorp	2,021	77,263
First Republic Bank	540	101,072
Franklin Resources, Inc.	987	31,574
Huntington Bancshares, Inc.	4,477	63,887
Intercontinental Exchange, Inc.	1,744	207,013
JPMorgan Chase & Co.	9,186	1,428,791
KeyCorp	2,755	56,891
Loews Corp.	601	32,845
M&T Bank Corp.	386	56,090
Markel Corp. (a)	40	47,468
MarketAxess Holdings, Inc.	109	50,531
Marsh & McLennan Cos., Inc.	1,543	217,069
MetLife, Inc.	2,428	145,316
Moody's Corp.	531	192,419
Morgan Stanley	4,857	445,338
MSCI, Inc.	255	135,935
Nasdaq, Inc.	343	60,299
Northern Trust Corp.	645	74,575

See notes to financial statements.

8

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Principal Financial Group, Inc.	728	$46,002
Prudential Financial, Inc.	1,208	123,784
Raymond James Financial, Inc.	404	52,480
Regions Financial Corp.	2,948	59,491
Rocket Cos., Inc., Class A	324	6,269
S&P Global, Inc.	723	296,755
State Street Corp.	1,067	87,793
SVB Financial Group (a)	168	93,480
Synchrony Financial	1,613	78,263
T. Rowe Price Group, Inc.	696	137,787
The Allstate Corp.	928	121,048
The Bank of New York Mellon Corp.	2,632	134,837
The Blackstone Group, Inc., Class A	2,121	206,034
The Charles Schwab Corp.	5,483	399,217
The Goldman Sachs Group, Inc.	1,055	400,404
The Hartford Financial Services Group, Inc.	1,107	68,601
The PNC Financial Services Group, Inc.	1,303	248,560
The Progressive Corp.	1,814	178,153
The Travelers Cos., Inc.	681	101,953
Tradeweb Markets, Inc., Class A	136	11,500
Truist Financial Corp.	4,125	228,938
U.S. Bancorp	4,423	251,978
Wells Fargo & Co.	12,678	574,187
		12,679,412
Health Care (12.9%):
10X Genomics, Inc., Class A (a)	36	7,050
Abbott Laboratories	5,508	638,542
AbbVie, Inc.	5,417	610,171
ABIOMED, Inc. (a)	129	40,262
Agilent Technologies, Inc.	865	127,856
Alexion Pharmaceuticals, Inc. (a)	678	124,555
Align Technology, Inc. (a)	230	140,530
Alnylam Pharmaceuticals, Inc. (a)	295	50,008
AmerisourceBergen Corp.	476	54,497
Amgen, Inc.	1,668	406,575
Anthem, Inc.	759	289,786
Avantor, Inc. (a)	1,672	59,373
Baxter International, Inc.	1,559	125,500
Becton, Dickinson & Co.	892	216,926
Biogen, Inc. (a)	408	141,278
BioMarin Pharmaceutical, Inc. (a)	429	35,796
Bio-Rad Laboratories, Inc., Class A (a)	59	38,013
Bio-Techne Corp.	117	52,680
Boston Scientific Corp. (a)	4,404	188,315
Bristol-Myers Squibb Co.	6,925	462,729
Cardinal Health, Inc.	890	50,810
Catalent, Inc. (a)	467	50,492
Centene Corp. (a)	1,787	130,326
Cerner Corp.	934	73,001
Charles River Laboratories International, Inc. (a)	151	55,858

See notes to financial statements.

9

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Cigna Corp.	1,030	$244,182
CVS Health Corp.	3,866	322,579
Danaher Corp. (b)	2,071	555,774
DexCom, Inc. (a)	281	119,987
Edwards Lifesciences Corp. (a)	1,927	199,579
Elanco Animal Health, Inc. (a)	1,219	42,287
Eli Lilly & Co.	2,597	596,063
Exact Sciences Corp. (a)	470	58,426
Gilead Sciences, Inc. (c)	3,437	236,672
GoodRx Holdings, Inc., Class A (a) (b)	115	4,141
Guardant Health, Inc. (a)	290	36,015
HCA Healthcare, Inc.	803	166,012
Hologic, Inc. (a)	577	38,497
Horizon Therapeutics PLC (a)	653	61,147
Humana, Inc.	362	160,265
IDEXX Laboratories, Inc. (a)	262	165,466
Illumina, Inc. (a)	381	180,293
Incyte Corp. (a)	581	48,880
Insulet Corp. (a)	145	39,804
Intuitive Surgical, Inc. (a)	355	326,472
IQVIA Holdings, Inc. (a)	588	142,484
Johnson & Johnson (c)	7,905	1,302,270
Laboratory Corp. of America Holdings (a)	303	83,583
Masimo Corp. (a)	151	36,610
McKesson Corp.	490	93,708
Merck & Co., Inc.	7,849	610,417
Mettler-Toledo International, Inc. (a)	67	92,818
Moderna, Inc. (a)	1,101	258,713
Novavax, Inc. (a) (b)	210	44,585
PerkinElmer, Inc.	307	47,404
Pfizer, Inc.	17,351	679,465
Quest Diagnostics, Inc.	401	52,920
Regeneron Pharmaceuticals, Inc. (a)	209	116,735
ResMed, Inc.	418	103,045
Royalty Pharma PLC, Class A	258	10,575
Seagen, Inc. (a)	539	85,097
Stryker Corp.	1,069	277,651
Teladoc Health, Inc. (a) (b)	429	71,338
Teleflex, Inc.	128	51,429
The Cooper Cos., Inc.	140	55,478
Thermo Fisher Scientific, Inc.	1,218	614,445
UnitedHealth Group, Inc.	2,925	1,171,287
Veeva Systems, Inc., Class A (a)	319	99,193
Vertex Pharmaceuticals, Inc. (a)	735	148,198
Viatris, Inc.	3,747	53,545
Waters Corp. (a)	175	60,482
West Pharmaceutical Services, Inc.	212	76,129
Zimmer Biomet Holdings, Inc.	612	98,422
Zoetis, Inc.	1,472	274,322
		14,585,818

See notes to financial statements.

10

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (8.2%):
3M Co.	1,797	$356,938
AMETEK, Inc.	671	89,579
Carrier Global Corp.	2,353	114,356
Caterpillar, Inc.	1,644	357,784
Cintas Corp.	298	113,836
Copart, Inc. (a)	718	94,654
CoStar Group, Inc. (a) (c)	1,147	94,995
CSX Corp.	6,228	199,794
Cummins, Inc.	448	109,227
Deere & Co.	926	326,609
Delta Air Lines, Inc. (a)	1,858	80,377
Dover Corp.	437	65,812
Eaton Corp. PLC	1,235	183,002
Emerson Electric Co.	1,800	173,232
Enphase Energy, Inc. (a)	416	76,390
Equifax, Inc.	345	82,631
Expeditors International of Washington, Inc.	512	64,819
Fastenal Co.	1,780	92,560
FedEx Corp.	753	224,642
Fortive Corp.	1,038	72,390
General Dynamics Corp.	775	145,901
General Electric Co.	24,634	331,574
HEICO Corp., Class A	212	26,326
Honeywell International, Inc.	2,108	462,390
IDEX Corp.	230	50,612
Illinois Tool Works, Inc.	876	195,839
Ingersoll Rand, Inc. (a) (c)	1,013	49,445
J.B. Hunt Transport Services, Inc.	255	41,552
Jacobs Engineering Group, Inc.	404	53,902
Johnson Controls International PLC	2,864	196,556
Kansas City Southern	279	79,060
L3Harris Technologies, Inc.	635	137,255
Lockheed Martin Corp.	862	326,138
Lyft, Inc., Class A (a)	118	7,137
Masco Corp.	787	46,362
Norfolk Southern Corp.	776	205,958
Northrop Grumman Corp.	483	175,537
Old Dominion Freight Line, Inc.	333	84,515
Otis Worldwide Corp.	1,302	106,465
PACCAR, Inc.	1,065	95,051
Parker-Hannifin Corp.	396	121,616
Plug Power, Inc. (a) (b)	1,539	52,618
Raytheon Technologies Corp.	4,647	396,436
Republic Services, Inc. (c)	687	75,577
Rockwell Automation, Inc.	360	102,967
Rollins, Inc.	883	30,199
Roper Technologies, Inc.	302	142,000
Southwest Airlines Co. (a)	1,640	87,068
Stanley Black & Decker, Inc.	464	95,115

See notes to financial statements.

11

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Teledyne Technologies, Inc. (a)	118	$49,422
The Boeing Co. (a)	1,813	434,322
TransDigm Group, Inc. (a)	149	96,446
TransUnion	556	61,054
Uber Technologies, Inc. (a)	5,497	275,510
Union Pacific Corp.	1,994	438,540
United Airlines Holdings, Inc. (a) (b)	971	50,774
United Parcel Service, Inc., Class B	2,102	437,153
United Rentals, Inc. (a)	224	71,458
Verisk Analytics, Inc.	502	87,709
W.W. Grainger, Inc.	155	67,890
Waste Management, Inc.	1,308	183,264
Westinghouse Air Brake Technologies Corp.	586	48,228
Xylem, Inc.	523	62,739
		9,259,307
IT Services (4.9%):
Affirm Holdings, Inc. (a) (b)	78	5,253
Akamai Technologies, Inc. (a)	500	58,300
Automatic Data Processing, Inc.	1,319	261,980
Broadridge Financial Solutions, Inc.	356	57,505
Cognizant Technology Solutions Corp., Class A	1,600	110,816
EPAM Systems, Inc. (a)	175	89,418
Fidelity National Information Services, Inc.	1,922	272,290
Fiserv, Inc. (a)	1,784	190,692
FleetCor Technologies, Inc. (a)	199	50,956
Gartner, Inc. (a)	267	64,667
Global Payments, Inc.	819	153,595
GoDaddy, Inc., Class A (a)	203	17,653
International Business Machines Corp.	2,711	397,406
Mastercard, Inc., Class A	2,749	1,003,632
MongoDB, Inc. (a) (b)	6	2,169
Okta, Inc. (a)	117	28,628
Paychex, Inc.	988	106,012
PayPal Holdings, Inc. (a)	3,603	1,050,202
Snowflake, Inc., Class A (a)	97	23,455
Square, Inc., Class A (a)	743	181,143
Twilio, Inc., Class A (a)	231	91,051
VeriSign, Inc. (a)	327	74,455
Visa, Inc., Class A	5,466	1,278,060
		5,569,338
Materials (1.9%):
Air Products & Chemicals, Inc.	679	195,335
Albemarle Corp.	362	60,982
Avery Dennison Corp.	228	47,935
Ball Corp.	932	75,511
Celanese Corp.	345	52,302
Corteva, Inc.	2,285	101,340
Dow, Inc.	2,267	143,456
DuPont de Nemours, Inc.	1,632	126,333

See notes to financial statements.

12

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	383	$44,715
Ecolab, Inc.	830	170,955
FMC Corp.	353	38,195
Freeport-McMoRan, Inc.	4,495	166,809
International Flavors & Fragrances, Inc.	731	109,211
International Paper Co.	1,048	64,253
Martin Marietta Materials, Inc.	179	62,974
Newmont Corp.	2,457	155,725
Nucor Corp.	781	74,921
PPG Industries, Inc.	735	124,781
Southern Copper Corp.	277	17,817
The Sherwin-Williams Co.	803	218,777
Vulcan Materials Co.	398	69,280
		2,121,607
Real Estate (2.6%):
Alexandria Real Estate Equities, Inc.	443	80,599
American Tower Corp.	1,409	380,627
AvalonBay Communities, Inc.	456	95,163
Boston Properties, Inc.	463	53,055
CBRE Group, Inc., Class A (a)	1,030	88,302
Crown Castle International Corp.	1,340	261,434
Digital Realty Trust, Inc.	919	138,273
Duke Realty Corp.	1,224	57,956
Equinix, Inc.	292	234,359
Equity Residential	1,123	86,471
Essex Property Trust, Inc.	212	63,602
Extra Space Storage, Inc.	436	71,426
Healthpeak Properties, Inc.	1,758	58,524
Invitation Homes, Inc.	1,852	69,061
Mid-America Apartment Communities, Inc.	374	62,989
Prologis, Inc.	2,414	288,545
Public Storage	514	154,555
Realty Income Corp.	1,134	75,683
SBA Communications Corp.	357	113,776
Simon Property Group, Inc.	997	130,089
Sun Communities, Inc.	365	62,561
Ventas, Inc.	1,163	66,407
VICI Properties, Inc. (b)	1,752	54,347
Welltower, Inc.	1,362	113,182
Weyerhaeuser Co.	2,102	72,351
		2,933,337
Semiconductors & Semiconductor Equipment (5.5%):
Advanced Micro Devices, Inc. (a)	3,766	353,740
Analog Devices, Inc.	1,119	192,647
Applied Materials, Inc.	2,845	405,128
Broadcom, Inc.	999	476,363
Entegris, Inc.	389	47,835
Intel Corp.	12,517	702,704
KLA Corp.	415	134,547

See notes to financial statements.

13

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Lam Research Corp.	414	$269,390
Marvell Technology, Inc.	2,219	129,434
Maxim Integrated Products, Inc.	779	82,075
Microchip Technology, Inc.	785	117,546
Micron Technology, Inc. (a)	3,476	295,391
Monolithic Power Systems, Inc.	140	52,283
NVIDIA Corp.	1,890	1,512,189
ON Semiconductor Corp. (a)	1,268	48,539
Qorvo, Inc. (a)	345	67,499
QUALCOMM, Inc.	3,497	499,826
Skyworks Solutions, Inc.	506	97,026
Teradyne, Inc.	510	68,320
Texas Instruments, Inc.	2,863	550,555
Xilinx, Inc.	754	109,059
		6,212,096
Software (9.6%):
Adobe, Inc. (a)	1,482	867,919
ANSYS, Inc. (a)	256	88,847
Autodesk, Inc. (a)	668	194,989
Avalara, Inc. (a)	261	42,230
Bill.com Holdings, Inc. (a)	206	37,735
Cadence Design Systems, Inc. (a)	853	116,708
Ceridian HCM Holding, Inc. (a)	248	23,788
Citrix Systems, Inc.	336	39,403
Cloudflare, Inc., Class A (a)	122	12,913
Coupa Software, Inc. (a)	211	55,305
Crowdstrike Holdings, Inc., Class A (a)	66	16,586
Datadog, Inc., Class A (a)	80	8,326
DocuSign, Inc. (a)	603	168,581
Dynatrace, Inc. (a)	648	37,856
Fair Isaac Corp. (a)	85	42,728
Fortinet, Inc. (a)	405	96,467
HubSpot, Inc. (a)	133	77,502
Intuit, Inc.	820	401,939
Microsoft Corp. (c)	22,609	6,124,778
Oracle Corp.	5,739	446,724
Palantir Technologies, Inc., Class A (a)	857	22,591
Paycom Software, Inc. (a)	169	61,426
PTC, Inc. (a)	316	44,638
Qualtrics International, Inc., Class A (a)	167	6,388
RingCentral, Inc., Class A (a)	227	65,962
salesforce.com, Inc. (a)	2,780	679,071
ServiceNow, Inc. (a) (c)	593	325,883
Slack Technologies, Inc., Class A (a)	881	39,028
Splunk, Inc. (a)	455	65,784
SS&C Technologies Holdings, Inc.	734	52,892
Synopsys, Inc. (a)	438	120,796
The Trade Desk, Inc., Class A (a)	931	72,022
Tyler Technologies, Inc. (a)	122	55,189
Unity Software, Inc. (a) (b)	292	32,070

See notes to financial statements.

14

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
VMware, Inc., Class A (a) (b)	246	$39,353
Workday, Inc., Class A (a)	306	73,054
Zendesk, Inc. (a)	356	51,385
Zoom Video Communications, Inc., Class A (a)	77	29,801
Zscaler, Inc. (a)	266	57,472
		10,796,129
Technology Hardware, Storage & Peripherals (6.6%):
Apple, Inc.	51,727	7,084,530
Dell Technologies, Inc., Class C (a)	673	67,078
Hewlett Packard Enterprise Co.	4,005	58,393
HP, Inc.	3,842	115,990
NetApp, Inc.	516	42,219
Western Digital Corp. (a)	950	67,611
		7,435,821
Utilities (2.2%):
Ameren Corp.	725	58,029
American Electric Power Co., Inc. (c)	1,451	122,740
American Water Works Co., Inc.	563	86,775
Avangrid, Inc. (b)	177	9,103
CMS Energy Corp.	822	48,564
Consolidated Edison, Inc. (c)	1,040	74,589
Dominion Energy, Inc.	2,500	183,925
DTE Energy Co.	474	61,430
Duke Energy Corp. (c)	2,384	235,349
Edison International	1,164	67,303
Entergy Corp.	615	61,316
Eversource Energy (c)	964	77,351
Exelon Corp.	2,838	125,752
FirstEnergy Corp.	1,668	62,066
NextEra Energy, Inc. (c)	6,080	445,542
PG&E Corp. (a)	4,469	45,450
PPL Corp.	2,360	66,009
Public Service Enterprise Group, Inc.	1,450	86,623
Sempra Energy	840	111,283
The AES Corp.	1,674	43,641
The Southern Co. (c)	3,281	198,533
WEC Energy Group, Inc. (c)	885	78,721
Xcel Energy, Inc. (c)	1,422	93,681
		2,443,775
Total Common Stocks (Cost $28,361,421)		111,745,305

See notes to financial statements.

15

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.8%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	17,030	$17,030
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	461,286	461,286
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	8,499	8,499
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	67,767	67,767
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	304,692	304,692
Total Collateral for Securities Loaned (Cost $859,274)		859,274
Total Investments (Cost $29,220,695) — 99.8%		112,604,579
Other assets in excess of liabilities — 0.2%		170,685
NET ASSETS — 100.00%		$112,775,264

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	9/17/21	$1,063,793	$1,072,150	$8,357
Total unrealized appreciation					$8,357
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$8,357

See notes to financial statements.

16

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory 500 Index VIP Series
Assets:
Investments, at value (Cost $29,220,695)	$112,604,579	(a)
Cash	244,734
Deposit with brokers for futures contracts	162,197
Receivables:
Interest and dividends	59,891
Investments sold	724,907
Variation margin on open futures contracts	1,075
From Adviser	42,364
Prepaid expenses	579
Total Assets	113,840,326
Liabilities:
Payables:
Collateral received on loaned securities	859,274
Capital shares redeemed	131,069
Accrued expenses and other payables:
Investment advisory fees	22,993
Administration fees	5,660
Custodian fees	811
Transfer agent fees	10,791
Compliance fees	59
Other accrued expenses	34,405
Total Liabilities	1,065,062
Net Assets:
Capital	13,439,428
Total accumulated earnings/(loss)	99,335,836
Net Assets	$112,775,264
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	5,548,038
Net asset value:	$20.33

(a)  Includes $838,446 of securities on loan.

See notes to financial statements.

17

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

Victory 500 Index VIP Series
Investment Income:
Dividends	$746,596
Interest	26
Securities lending (net of fees)	585
Total Income	747,207
Expenses:
Investment advisory fees	134,145
Administration fees	30,072
Sub-Administration fees	8,687
Custodian fees	2,740
Transfer agent fees	71,825
Trustees' fees	4,192
Compliance fees	392
Legal and audit fees	10,676
Other expenses	15,608
Total Expenses	278,337
Expenses waived/reimbursed by Adviser	(128,023)
Net Expenses	150,314
Net Investment Income (Loss)	596,893
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	3,546,467
Net realized gains (losses) from futures contracts	144,390
Net change in unrealized appreciation/depreciation on investment securities	10,658,837
Net change in unrealized appreciation/depreciation on futures contracts	(6,148)
Net realized/unrealized gains (losses) on investments	14,343,546
Change in net assets resulting from operations	$14,940,439

See notes to financial statements.

18

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory 500 Index VIP Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$596,893	$1,355,585
Net realized gains (losses) from investments	3,690,857	13,297,511
Net change in unrealized appreciation/depreciation on investments	10,652,689	2,340,131
Change in net assets resulting from operations	14,940,439	16,993,227
Change in net assets resulting from distributions to shareholders	—	(24,831,812)
Change in net assets resulting from capital transactions	(5,736,643)	11,270,904
Change in net assets	9,203,796	3,432,319
Net Assets:
Beginning of period	103,571,468	100,139,149
End of period	$112,775,264	$103,571,468
Capital Transactions:
Proceeds from shares issued	2,478,611	7,131,815
Distributions reinvested	—	24,831,812
Cost of shares redeemed	(8,215,254)	(20,692,723)
Change in net assets resulting from capital transactions	(5,736,643)	11,270,904
Share Transactions:
Issued	130,197	377,915
Reinvested	—	1,400,173
Redeemed	(430,713)	(1,104,892)
Change in Shares	(300,516)	673,196

See notes to financial statements.

19

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory 500 Index VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$17.71	0.10	2.52	2.62	—	—	—
Year Ended: December 31, 2020	$19.35	0.28	3.53	3.81	(0.32)	(5.13)	(5.45)
December 31, 2019	$16.92	0.34	4.88	5.22	(0.37)	(2.42)	(2.79)
December 31, 2018	$19.06	0.32	(1.21)	(0.89)	(0.02)	(1.23)	(1.25)
December 31, 2017	$15.98	0.30	3.15	3.45	(0.33)	(0.04)	(0.37)
December 31, 2016	$14.84	0.28	1.46	1.74	(0.32)	(0.28)	(0.60)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.01% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(e)  Annualized for periods less than one year.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

20

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, net(b)		Net Asset Value, End of Period	Total Return(c)(d)		Net Expenses(e)	Net Investment Income (Loss)(e)	Gross Expenses(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory 500 Index VIP Series
Six Months Ended June 30, 2021 (Unaudited)	—		$20.33	14.79%		0.28%	1.11%	0.52%	$112,775	3%
Year Ended: December 31, 2020	—		$17.71	20.13%		0.28%	1.46%	0.58%	$103,571	13%
December 31, 2019	—		$19.35	31.04%		0.28%	1.71%	0.52%	$100,139	3%
December 31, 2018	—		$16.92	(4.65)%		0.28%	1.65%	0.38%	$106,432	3%
December 31, 2017	—		$19.06	21.60%		0.28%	1.70%	0.41%	$129,081	3%
December 31, 2016	—	(f)	$15.98	11.75	%(b)	0.28%	1.84%	0.37%	$120,157	4%

See notes to financial statements.

21

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of eight funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the VIF 500 Index Fund (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$111,745,305	$—	$—	$111,745,305
Collateral for Securities Loaned	859,274	—	—	859,274
Total	$112,604,579	$—	$—	$112,604,579
Other Financial Investments^:
Assets:
Futures Contracts	$8,357	$—	$—	$8,357
Total	$8,357	$—	$—	$8,357

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. As of June 30, 2021, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received	Net Amount
Futures Contracts- Goldman Sachs & Co.	$1,075	$—	$1,075	$—	$—	$1,075

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure:	$8,357

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:	$144,390	$(6,148)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earn a return from the collateral. The Fund pays Citibank various

25

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized	Value of Cash	Value of Non-cash Collateral Received by Maturity
Assets (Value of Securities on Loan)	Collateral Received*	< 30 Days	Between 30 & 90 Days	> 90 Days	Net Amount
$838,446	$838,446	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund:

Excluding U.S. Government Securities
Purchases	Sales
$2,726,126	$8,939,115

There were no purchases or sales of U.S. Government Securities during the six months ended June 30, 2021.

26

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Fund are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion — $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

27

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2022. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limit (excluding voluntary waivers) is 0.28%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
$61,709	$260,434	$277,986	$128,023	$728,152

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Large-Capitalization Stock Risk — The securities of large-capitalization companies may underperform the securities of smaller-capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

28

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Passive Investment Risk/Index Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the Index.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in

29

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

30

Victory Variable Insurance Funds	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
$1,000.00	$1,147.90	$1,023.41	$1.49	$1.40	0.28%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

31

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

32

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SPIVIP-SAR  (6/21)

June 30, 2021

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Small Cap Growth Equity VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	21
Proxy Voting and Portfolio Holdings Information	21
Expense Example	21
Liquidity Risk Management Program	22
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	June 30, 2021

  (Unaudited)
Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital growth.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Avaya Holdings Corp.	3.1%
Bandwidth, Inc., Class A	2.6%
Varonis Systems, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.3%
Lattice Semiconductor Corp.	2.2%
Freshpet, Inc.	2.1%
Evoqua Water Technologies Corp.	1.9%
Advanced Energy Industries, Inc.	1.9%
Itron, Inc.	1.8%
Saia, Inc.	1.7%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Biotechnology (14.9%):
Apellis Pharmaceuticals, Inc. (a)	32,900	$2,079,280
Avidity Biosciences, Inc. (a) (b)	26,770	661,487
Beam Therapeutics, Inc. (a)	12,950	1,666,795
bluebird bio, Inc. (a)	28,742	919,169
Blueprint Medicines Corp. (a)	13,766	1,210,857
Celyad SA, ADR (a) (b)	1,910	10,028
CytomX Therapeutics, Inc. (a)	75,210	476,079
DermTech, Inc. (a) (b)	16,540	687,568
Equillium, Inc. (a)	72,707	428,244
Fate Therapeutics, Inc. (a)	19,800	1,718,442
Generation Bio Co. (a) (b)	28,700	772,030
Intellia Therapeutics, Inc. (a)	8,710	1,410,236
Jounce Therapeutics, Inc. (a) (b)	10,580	71,944
MacroGenics, Inc. (a) (b)	40,920	1,099,111
Opthea Ltd., ADR (a)	36,010	285,919
ORIC Pharmaceuticals, Inc. (a) (b)	33,110	585,716
Protagonist Therapeutics, Inc. (a)	21,960	985,565
Replimune Group, Inc. (a)	23,910	918,622
Rubius Therapeutics, Inc. (a) (b)	40,840	996,904
Scholar Rock Holding Corp. (a) (b)	20,220	584,358
SpringWorks Therapeutics, Inc. (a)	21,400	1,763,574
Twist Bioscience Corp. (a)	9,410	1,253,883
		20,585,811
Communication Services (4.0%):
Bandwidth, Inc., Class A (a) (b)	25,960	3,580,403
EverQuote, Inc., Class A (a)	27,320	892,818
Vonage Holdings Corp. (a)	73,446	1,058,357
		5,531,578
Communications Equipment (1.2%):
Viavi Solutions, Inc. (a)	96,510	1,704,367
Consumer Discretionary (12.1%):
Arco Platform Ltd., Class A (a)	26,140	801,452
Bally's Corp. (a)	20,780	1,124,406
Brinker International, Inc. (a) (b)	23,320	1,442,342
Canada Goose Holdings, Inc. (a)	27,580	1,206,349
Churchill Downs, Inc.	7,570	1,500,828
Fox Factory Holding Corp. (a)	13,720	2,135,655
Latham Group, Inc. (a) (b)	12,770	408,129
Lithia Motors, Inc., Class A	3,340	1,147,758
Meritage Homes Corp. (a)	10,710	1,007,597
Skyline Champion Corp. (a)	27,800	1,481,740
Steven Madden Ltd.	36,150	1,581,924
Wingstop, Inc.	9,850	1,552,655
YETI Holdings, Inc. (a)	14,980	1,375,464
		16,766,299

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (5.7%):
BellRing Brands, Inc., Class A (a)	27,430	$859,656
BJ's Wholesale Club Holdings, Inc. (a)	32,420	1,542,544
Celsius Holdings, Inc. (a)	7,120	541,761
elf Beauty, Inc. (a)	65,590	1,780,113
Freshpet, Inc. (a)	18,060	2,943,057
Lancaster Colony Corp.	1,120	216,731
		7,883,862
Electronic Equipment, Instruments & Components (1.8%):
Itron, Inc. (a) (b)	24,470	2,446,511
Financials (5.3%):
Green Dot Corp., Class A (a)	12,560	588,436
Open Lending Corp., Class A (a)	42,590	1,835,203
PRA Group, Inc. (a)	34,100	1,311,827
PROG Holdings, Inc. (a)	34,710	1,670,592
Walker & Dunlop, Inc.	18,600	1,941,468
		7,347,526
Health Care Equipment & Supplies (4.0%):
CONMED Corp.	5,880	808,089
CryoPort, Inc. (a) (b)	20,720	1,307,432
Eargo, Inc. (a)	25,640	1,023,292
Nevro Corp. (a) (b)	11,290	1,871,769
Silk Road Medical, Inc. (a) (b)	9,780	468,071
		5,478,653
Health Care Providers & Services (5.2%):
HealthEquity, Inc. (a)	26,890	2,164,107
Innovage Holding Corp. (a) (b)	36,790	783,995
LHC Group, Inc. (a)	9,460	1,894,459
LifeStance Health Group, Inc. (a)	29,830	831,064
Surgery Partners, Inc. (a) (b)	23,250	1,548,915
		7,222,540
Health Care Technology (3.4%):
Health Catalyst, Inc. (a) (b)	24,616	1,366,434
Inspire Medical Systems, Inc. (a)	9,870	1,907,476
Omnicell, Inc. (a)	9,790	1,482,696
		4,756,606
Industrials (12.9%):
Advanced Drainage Systems, Inc.	13,510	1,574,861
Arcosa, Inc.	28,200	1,656,468
Builders FirstSource, Inc. (a)	350	14,931
Chart Industries, Inc. (a)	11,640	1,703,165
Driven Brands Holdings, Inc. (a)	14,070	435,044
ESCO Technologies, Inc.	17,600	1,651,056
Evoqua Water Technologies Corp. (a)	77,230	2,608,829
Kornit Digital Ltd. (a)	13,340	1,658,562
Saia, Inc. (a)	11,350	2,377,712

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Simpson Manufacturing Co., Inc.	13,810	$1,525,176
SiteOne Landscape Supply, Inc. (a)	8,200	1,387,932
The AZEK Co., Inc. (a)	27,230	1,156,186
		17,749,922
IT Services (5.0%):
DigitalOcean Holdings, Inc. (a) (b)	28,550	1,587,094
Paymentus Holdings, Inc., Class A (a)	15,580	553,090
Repay Holdings Corp. (a)	41,840	1,005,834
Shift4 Payments, Inc., Class A (a)	5,480	513,586
Wix.com Ltd. (a)	5,920	1,718,457
WNS Holdings Ltd., ADR (a)	19,686	1,572,321
		6,950,382
Life Sciences Tools & Services (1.2%):
NeoGenomics, Inc. (a)	8,010	361,812
NeoGenomics, Inc. PIPE (a) (c) (d)	8,129	345,157
Quanterix Corp. (a)	15,910	933,281
		1,640,250
Materials (1.4%):
Kronos Bio, Inc. (a) (b)	28,850	690,958
Summit Materials, Inc., Class A (a) (b)	35,210	1,227,068
		1,918,026
Pharmaceuticals (1.2%):
Compass Pathways PLC, ADR (a)	20,560	784,364
PMV Pharmaceuticals, Inc. (a) (b)	24,150	824,964
		1,609,328
Semiconductors & Semiconductor Equipment (8.6%):
Advanced Energy Industries, Inc. (b)	22,710	2,559,644
CMC Materials, Inc.	8,840	1,332,542
Lattice Semiconductor Corp. (a)	54,210	3,045,518
MACOM Technology Solutions Holdings, Inc. (a)	48,530	3,109,802
Silicon Laboratories, Inc. (a) (b)	12,020	1,842,065
		11,889,571
Software (11.8%):
ACI Worldwide, Inc. (a)	46,900	1,741,866
Avaya Holdings Corp. (a) (b)	160,980	4,330,362
Everbridge, Inc. (a)	13,310	1,811,225
Five9, Inc. (a)	3,720	682,211
Medallia, Inc. (a)	45,160	1,524,150
Q2 Holdings, Inc. (a)	11,860	1,216,599
Telos Corp. (a)	49,020	1,667,170
Varonis Systems, Inc. (a)	56,730	3,268,782
		16,242,365
Total Common Stocks (Cost $100,806,420)		137,723,597

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (12.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	346,689	$346,689
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (e)	9,390,680	9,390,680
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	173,015	173,015
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	1,379,566	1,379,566
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	6,202,799	6,202,799
Total Collateral for Securities Loaned (Cost $17,492,749)		17,492,749
Total Investments (Cost $118,299,169) — 112.4%		155,216,346
Liabilities in excess of other assets — (12.4)%		(17,075,005)
NET ASSETS — 100.00%		$138,141,341

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets as of June 30, 2021. (See Note 2 in the Notes to Financial Statements).

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were 0.2% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

PIPE — Private Investment in Public Equity

PLC — Public Limited Company

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2021

  (Unaudited)

	Victory RS Small Cap Growth Equity VIP Series
Assets:
Investments, at value (Cost $118,299,169)	$155,216,346	(a)
Cash	3,488,117
Receivables:
Interest and dividends	13,995
Capital shares issued	87,116
Investments sold	3,252,817
From Adviser	22,312
Prepaid expenses	699
Total Assets	162,081,402
Liabilities:
Payables:
Collateral received on loaned securities	17,492,749
Investments purchased	5,925,003
Capital shares redeemed	405,844
Accrued expenses and other payables:
Investment advisory fees	83,441
Administration fees	6,980
Custodian fees	1,384
Transfer agent fees	8,212
Compliance fees	67
Other accrued expenses	16,381
Total Liabilities	23,940,061
Net Assets:
Capital	83,846,385
Total accumulated earnings/(loss)	54,294,956
Net Assets	$138,141,341
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	6,894,525
Net asset value:	$20.04

(a)  Includes $17,054,070 of securities on loan.

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2021

  (Unaudited)

Victory RS Small Cap Growth Equity VIP Series
Investment Income:
Dividends	$66,699
Interest	259
Securities lending (net of fees)	21,273
Total Income	88,231
Expenses:
Investment advisory fees	527,948
Administration fees	39,501
Sub-Administration fees	8,288
Custodian fees	5,542
Transfer agent fees	82,293
Trustees' fees	5,279
Compliance fees	518
Legal and audit fees	10,565
Other expenses	8,509
Total Expenses	688,443
Expenses waived/reimbursed by Adviser	(69,075)
Net Expenses	619,368
Net Investment Income (Loss)	(531,137)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	10,385,552
Net change in unrealized appreciation/depreciation on investment securities	(9,049,434)
Net realized/unrealized gains on investments	1,336,118
Change in net assets resulting from operations	$804,981

See notes to financial statements.

9

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Equity VIP Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$(531,137)	$(734,395)
Net realized gains (losses) from investments	10,385,552	8,584,790
Net change in unrealized appreciation/depreciation on investments	(9,049,434)	29,908,291
Change in net assets resulting from operations	804,981	37,758,686
Change in net assets resulting from distributions to shareholders	—	(19,457,968)
Change in net assets resulting from capital transactions	(5,283,445)	19,206,752
Change in net assets	(4,478,464)	37,507,470
Net Assets:
Beginning of period	142,619,805	105,112,335
End of period	$138,141,341	$142,619,805
Capital Transactions:
Proceeds from shares issued	$11,552,596	$22,558,627
Distributions reinvested	—	19,457,968
Cost of shares redeemed	(16,836,041)	(22,809,843)
Change in net assets resulting from capital transactions	$(5,283,445)	$19,206,752
Share Transactions:
Issued	568,580	1,239,679
Reinvested	—	992,247
Redeemed	(838,821)	(1,339,193)
Change in Shares	(270,241)	892,733

See notes to financial statements.

10

This page is intentionally left blank.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions
Victory RS Small Cap Growth Equity VIP Series
Six Months Ended June 30, 2021 (Unaudited)	$19.91	(0.08)	0.21	0.13	—	—
Year Ended:
December 31, 2020	$16.76	(0.12)	6.45	6.33	(3.18)	(3.18)
December 31, 2019	$15.29	(0.10)	5.95	5.85	(4.38)	(4.38)
December 31, 2018	$20.48	(0.10)	(1.62)	(1.72)	(3.47)	(3.47)
December 31, 2017	$14.82	(0.05)	5.71	5.66	—	—
December 31, 2016	$14.61	(0.05)	0.25	0.20	—	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was less than 0.01% for the period shown.

(c)  Not annualized for periods less than one year.

(d)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(e)  Annualized for periods less than one year.

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net(b)	Net Asset Value, End of Period	Total Return*(c)(d)		Net Expenses(e)	Net Investment Income (Loss)(e)	Gross Expenses(e)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory RS Small Cap Growth Equity VIP Series
Six Months Ended June 30, 2021 (Unaudited)	—	$20.04	0.65%		0.88%	(0.75)%	0.98%	$138,141	65%
Year Ended:
December 31, 2020	—	$19.91	38.06%		0.88%	(0.69)%	1.01%	$142,620	74%
December 31, 2019	—	$16.76	38.78%		0.88%	(0.54)%	1.01%	$105,112	90%
December 31, 2018	—	$15.29	(8.25)%		0.88%	(0.44)%	0.89%	$89,056	76%
December 31, 2017	—	$20.48	38.19%		0.87%	(0.30)%	0.87%	$111,470	71%
December 31, 2016	0.01	$14.82	1.44	%(b)	0.88%	(0.39)%	0.88%	$97,242	91%

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of eight funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the RS Small Cap Growth Equity VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$137,378,440	$345,157	$—	$137,723,597
Collateral for Securities Loaned	17,492,749	—	—	17,492,749
Total	$154,871,189	$345,157	$—	$155,216,346

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earn a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
(Value of Securities on Loan)	Cash Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$17,054,070	$17,054,070	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund:

Excluding U.S. Government Securities
Purchases	Sales
$91,278,149	$89,899,950

There were no purchases or sales of U.S. Government Securities during the six months ended June 30, 2021.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Fund are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion — $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2022. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limit (excluding voluntary waivers) is 0.88%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
$5,628	$133,480	$140,421	$69,075	$348,604

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Small-Capitalization Stock Risk — Small-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2021

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The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

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Victory Variable Insurance Funds	Supplemental Information June 30, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21-6/30/21*	Hypothetical Expenses Paid During Period 1/1/21-6/30/21*	Annualized Expense Ratio During Period 1/1/21-6/30/21
$1,000.00	$1,006.50	$1,020.43	$4.38	$4.41	0.88%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2021

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Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

22

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SCGEVIP-SAR  (6/21)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 19, 2021

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 19, 2021